As filed with the SEC on April 15, 2002


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No.  33-2659


Pre-Effective Amendment No.
Post-Effective Amendment No.                48
                                                       and/or



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No. 811-4556


Amendment No.       50
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                        (Check appropriate box or boxes.)

                                IDEX MUTUAL FUNDS
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               (Exact Name of Registrant as Specified in Charter)


               570 Carillon Parkway, St. Petersburg, Florida 33716
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                 (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (727) 299-1800


       John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
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                       (Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[X] 75 days after filing pursuant to paragraph (a) (2) of Rule 485.

[ ] On (date) pursuant to paragraph (a) (1) of Rule 485.

[ ] On (date) pursuant to paragraph (a) (2) of Rule 485.

[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ] On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Please Note: This filing is for the following funds only and does not impact the other operating series of IDEX Mutual Funds.

                            [IDEX MUTUAL FUNDS LOGO]

                               IDEX Transamerica

                                Large Cap Value

                               IDEX Transamerica

                             Convertible Securities


                                 CLASS I SHARES
                                   PROSPECTUS

                                  July 1, 2002

  Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
           Any representation to the contrary is a criminal offense.

IDEX Mutual Funds ("Fund") consists of several individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. This prospectus offers only Class I shares of IDEX Transamerica Large Cap Value and IDEX Transamerica Convertible Securities. (Each fund is composed of multiple classes of shares. All classes of each fund have a common investment objective and investment portfolio. Each class has its own fee and expense structure.)


Please read this prospectus carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI) (see back cover).

In addition, we suggest you contact your financial professional or an IDEX customer service representative, who will assist you.

TO HELP YOU UNDERSTAND...

In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

(BULLSEYE ICON)
        The target directs you to a fund's goal or objective.

(CHESSPIECE ICON)
        The chess piece indicates discussion about a fund's strategies.


(WARNING SIGN ICON)
        The warning sign indicates the risks of investing in a fund.

(GRAPH ICON)
        The graph indicates investment performance.

(DOLLAR SIGN ICON)
        The dollar sign indicates fees and expenses you may incur.


(QUESTION MARK ICON)
        The question mark provides additional information about the Fund or may direct you to sources for further information.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

 IDEX MUTUAL FUNDS
TABLE OF CONTENTS

- LARGE CAP FUND
  Transamerica Large Cap Value.............    2
- BOND FUND
  Transamerica Convertible Securities......    4
EXPLANATION OF STRATEGIES AND RISKS........    6
HOW THE IDEX FUNDS ARE MANAGED AND
  ORGANIZED................................   10
SHAREHOLDER INFORMATION....................   11
- Opening an Account.......................   11
- How to Sell Shares.......................   11
- How to Exchange Shares...................   11
- Other Account Information................   12
PERFORMANCE INFORMATION AND DISTRIBUTION
  ARRANGEMENTS.............................   18
- Total Return.............................   18
- Yield....................................   18
- APPENDIX A...............................  A-1

PLEASE NOTE:
This prospectus is for Class I
shares of IDEX Transamerica
Large Cap Value and IDEX
Transamerica Convertible
Securities only and does not
impact the other operating
series of the Fund.

IDEX TRANSAMERICA LARGE CAP VALUE

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX TRANSAMERICA LARGE CAP VALUE IS TO SEEK LONG-TERM GROWTH OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve the fund's objective by investing at least 80% of the fund's net assets principally in:

   - common and preferred stocks
   - covered call options & put options

The fund seeks to achieve its investment objective by investing principally in common and preferred stocks of large U.S. companies. In selecting stocks, TIM focuses on quality, liquid, large capitalization stocks, using a "bottom up" screening process to identify stocks that are statistically undervalued. TIM tends to emphasize companies with a total market capitalization of more than $5 billion that are included in the Standard & Poor's Composite Stock Index. TIM's ultimate goal is to choose stocks whose price has been driven down by a market that has "over-reacted" to perceived risks. Additionally, TIM will focus on companies with the following criteria:

   - companies that are believed to be fundamentally strong, but that aren't fully recognized by other investors
   - companies that are experiencing or that are expected to experience internal changes in corporate structure or capitalization
   - companies developing new products, expanding into new markets, or taking advantage of changes in technology or of other changes in the industry or regulatory environment.

TIM may use options, futures contracts and other techniques to try to increase returns or to try to hedge against changes in interest rates.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investments objective.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- OPTIONS

Investing in financial contracts such as options involve additional risks and costs. Risks include:

   - inaccurate market predictions which may result in losses instead of gains
   - prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

- PRICE VOLATILITY

The value of the portfolio changes as the price of the investments it holds goes up or down. The fund invests in large companies, which tend to have more stable prices than smaller companies.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 6.

- INVESTOR PROFILE

This fund may be appropriate for investors who are willing and financially able to take on stock market volatility and investment risk in order to pursue long-term growth of capital.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page _ .

- INVESTOR PROFILE
(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                                           I
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)               None
Maximum deferred sales
charge (load)                            None
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                            I
-----------------------------------------------------------
Management fees                           0.75%
Distribution and service
(12b-1) fees                               None
Other expenses (a)
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES
EXPENSE REDUCTION (b)
                                 --------------------------
NET OPERATING EXPENSES                    0.80%
-----------------------------------------------------------

(a) Because the fund commenced operations in 2002, the "Other expenses" are estimates.
(b) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 6/30/03, for expenses that exceed 0.80%, ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized operating expenses are less than 0.80%

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance of $500 due to redemptions. See page _ .
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EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    I
------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    I
------------------------------

IDEX TRANSAMERICA CONVERTIBLE SECURITIES

(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF THE FUND IS TO SEEK MAXIMUM TOTAL RETURN THROUGH A COMBINATION OF CURRENT INCOME AND CAPITAL APPRECIATION.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing principally in:

- convertible securities

In seeking its investment objective, TIM will normally invest at least 80% of net assets in convertible securities, which invest across the credit spectrum and perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low. TIM may also invest the fund's assets in other types of securities, including common stock.

TIM may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, TIM relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, industry position, and economic market conditions. Factors considered include growth potential, earnings estimates, and quality of management.

TIM may lend the fund's securities to broker-dealers or other financial institutions to earn income for the fund.

TIM may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

The fund may also invest in other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 6 and in the SAI.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- CONVERTIBLE SECURITIES

Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- INTEREST RATE CHANGES

Interest rates increases can cause the price of a debt security to decrease.

- FOREIGN SECURITIES

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 6.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek current income enhanced by the potential for capital growth, and are willing to tolerate fluctuation in principle value caused by changes in interest rates.
(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                            CLASS OF SHARES
                                                   I
-----------------------------------------------------------
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)                       None
Maximum deferred sales
charge (load)                                    None
(as a percentage of purchase
price or redemption proceeds,
whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                          CLASS OF SHARES
     % OF AVERAGE DAILY NET ASSETS               I
---------------------------------------------------------
Management fees                                0.75%
Distribution and service
(12b-1) fees                                   None
Other expenses (a)
                                          ---------------
TOTAL ANNUAL FUND
OPERATING EXPENSES
EXPENSE REDUCTION (d)
                                          ---------------
NET OPERATING EXPENSES                         0.80%
---------------------------------------------------------

(a) Because the fund commenced operations in 2002, the "Other expenses" are estimates.
(b) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 6/30/03, for expenses that exceed 0.80%.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page _ .
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS                                1 YEAR   3 YEARS
-----------------------------------------------------------
    I
-----------------------------------------------------------

If the shares are not redeemed:

SHARE CLASS                                1 YEAR   3 YEARS
-----------------------------------------------------------
    I
-----------------------------------------------------------

EXPLANATION OF STRATEGIES AND RISKS

HOW TO USE THIS SECTION

In this section you will find a description of the risks of both principal and non-principal investments of the fund. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

A fund that has a policy of investing under normal circumstances, at least 80% of its net assets in the particular type of securities implied by its name will provide its shareholders with at least 60 days prior notice before making changes to such a policy.

(CHESSPIECE ICON)
        DIVERSIFICATION.

- As a fundamental policy, with respect to 75% of the total assets of a fund, the fund may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some funds, in other types of cash items.

- As a fundamental policy with respect to 75% of the total assets of a fund, the fund will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the fund's total assets.

(CHESSPIECE ICON)
        CONCENTRATION. The fund will not invest 25% or more of its total assets in any one particular industry, other than U.S. government securities.

(WARNING SIGN ICON)
        INVESTING IN COMMON STOCKS. Many factors cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When your fund holds stocks, there is a risk that some or all of them may be down in price when you choose to sell fund shares, causing you to lose money. This is called market risk.

(WARNING SIGN ICON)
        INVESTING IN PREFERRED STOCKS. Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. But if a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in bonds," below.)

(WARNING SIGN ICON)
        INVESTING IN "CONVERTIBLES," PREFERRED STOCKS, AND BONDS. Since preferred stocks and corporate bonds pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities go up and down in price inversely to interest rates as the common stock does, adding to their market risk.

(WARNING SIGN ICON)
        VOLATILITY. The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary and for extended periods.

(WARNING SIGN ICON)
        INVESTING IN BONDS. Like common stocks, bonds fluctuate in value, though the factors causing this are different, including:

- CHANGES IN INTEREST RATES. Bond prices tend to move the opposite of interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertibles.

- LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

- DEFAULTS. All bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

- DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody's and S&P. The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

- LOW RATING. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes, subject to greater price volatility and are less liquid.

- LACK OF RATING. Some bonds are considered speculative, or for other reasons are not rated. Such bonds must pay a higher interest rate in order to attract investors. They're considered riskier because of the higher possibility of default or loss of liquidity.

- LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash).

Please see Appendix A for a description of bond ratings.

(WARNING SIGN ICON)
        INVESTING IN FOREIGN SECURITIES. Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks not usually associated with U.S. securities, including:

- CHANGES IN CURRENCY VALUES. Foreign securities are sold in currencies other than U.S. dollars. If a currency's value drops, the value of your fund shares could drop too, even if the securities are strong. Dividend and interest payments may be lower. Factors affecting exchange rates are: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and any currency manipulation by banks.

- CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation.

- CURRENCY TRADING COSTS. Some funds also invest in American Depositary Receipts
  (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS. The fund incurs costs when it converts other currencies into dollars, and vice-versa.

- EURO CONVERSION. On January 1, 1999, certain participating countries in the European Economic Monetary Union (EU) adopted the "Euro" as their official currency. Other EU member countries may convert to the Euro at a later date. As of January 1, 1999, governments in participating countries are issuing debt and redenominate existing debt in Euros; corporations may choose to issue stocks or bonds in Euros or national currency. The European Central Bank, (the "ECB") assumed responsibility for a uniform monetary policy in participating countries. These transactions have a troubled trading history. The Euro Bank has intervened to resolve such troubles. Euro conversion risks that can affect a fund's foreign investments include: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts in existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond; (4) potential U.S. tax issues with respect to fund securities; and (5) the ECB's ability to manage monetary policies among the participating countries.
- DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

- LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

- LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S.

- MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

- LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

- SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

- HIGHER CUSTODIAL CHARGES. Fees charged by the fund's custodian for holding shares are higher for foreign securities than those of domestic securities.

- VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities. Regulation of banks and capital markets can be weak.

- DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

- HEDGING. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

(WARNING SIGN ICON)

          INVESTING IN FUTURES, OPTIONS AND DERIVATIVES. Besides conventional securities, your fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts involve additional risks and costs. Risks include:

- INACCURATE MARKET PREDICTIONS. If the sub-adviser is wrong in its expectation, for example, with respect to interest rates, securities prices or currency markets, the contracts could produce losses instead of gains.

- PRICES MAY NOT MATCH. Movements in the price of the financial contracts may be used to offset movements in the price of other securities included in the fund's portfolio. If those prices don't correlate or match closely (i.e., imperfect correlation), the benefits of the transaction might be diminished and the fund may lose money, which may result in substantial losses.

- ILLIQUID MARKETS. If there is no market for the contracts, the fund may not be able to control losses.

- TAX CONSEQUENCES. A fund may have to delay closing out certain derivative positions to avoid adverse tax consequences.
(WARNING SIGN ICON)

          INVESTING IN STOCK INDEX FUTURES. Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- inaccurate market predictions

- imperfect correlation

- illiquidity

- tax consequences

- potential unlimited loss

- volatile net asset value due to substantial fluctuations in the value of these futures

- SELLING INDEX CALL OPTIONS. Selling call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.

- PURCHASING INDEX PUT OPTIONS. The fund risks losing all or part of the cash paid for purchasing index put options.

- CLOSING OPTION TRANSACTIONS. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the fund's option strategies.
(WARNING SIGN ICON)

          INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of the fund's securities decline.

Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund's limitations on investing in illiquid securities. If a fund's manager makes the incorrect prediction, the opportunity for loss can be magnified.
(WARNING SIGN ICON)

          CREDIT ENHANCEMENT. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the Issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

(WARNING SIGN ICON)
        PORTFOLIO TURNOVER. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year.
(QUESTION MARK ICON)

          INVESTMENT STRATEGIES. The fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Fund's Board of Trustees. The fund is not under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the fund to other risks and considerations, which are discussed in the fund's SAI.

(WARNING SIGN ICON)

          VARIOUS INVESTMENT TECHNIQUES. Various investment techniques are utilized to increase or decrease exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the fund's portfolio of investments and are not used for leverage. Use of such strategies may result in the fund manager's failure to achieve the fund's goals. Also, limiting losses in this manner may cap possible gains.

(WARNING SIGN ICON)

          TEMPORARY DEFENSIVE STRATEGIES. For temporary defensive purposes, the fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when the fund assumes a temporary defensive position it may not be able to achieve its investment objective.

HOW THE IDEX FUNDS ARE MANAGED AND ORGANIZED

IDEX Mutual Funds is run by a Board of Trustees.

The assets of the fund are managed by an investment adviser, who in turn selects a sub-adviser, who has hired fund managers. All such advisers to the funds are supervised by the Board of Trustees. You can find information about the Trustees and officers of the Fund in the SAI.

AEGON/TRANSAMERICA FUND ADVISERS, INC. (ATFA), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser to the Fund.

The investment adviser hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser. The investment adviser also monitors the sub-advisers' buying and selling of securities and administration of the funds. For these services, it is paid an advisory fee. This fee is based on the average daily net assets of each fund, and is paid at the rates shown in the table below.

ATFA is a wholly-owned subsidiary of Western Reserve Life Assurance Co. of Ohio (Western Reserve), and Western Reserve is a wholly-owned subsidiary of First AUSA Life Insurance Company (First AUSA). First AUSA is a stock life insurance company and is wholly-owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.

AEGON/Transamerica Series Fund, Inc. (ATSF) received an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) that permits the Fund and the investment adviser, AEGON/Transamerica Fund Advisers, Inc., subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser. In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

The Order was issued to ATSF and is applicable to all open-end management investment companies advised by the adviser, or a person controlling, controlled by, or under common control with the adviser. ATSF and IDEX are affiliates and both are advised by the same adviser, thus the Order includes both ATSF and IDEX. IDEX will also refer to this Order for any of the transactions listed above.

TIM serves as sub-adviser for IDEX Large Cap Value and IDEX Convertible Securities.

                                 ADVISORY FEES

                           IDEX            IDEX
                       TRANSAMERICA    TRANSAMERICA
AVERAGE DAILY            LARGE CAP      CONVERTIBLE
NET ASSETS                 VALUE        SECURITIES
----------------------------------------------------
                           0.75%           0.75%
                       of the fund's   of the fund's
                       average daily   average daily
                        net assets      net assets
----------------------------------------------------

Day-to-day management of the investments in the fund is the responsibility of the fund manager. The fund managers for IDEX Transamerica Large Cap Value and IDEX Transamerica Convertible Securities are:

IDEX LARGE CAP VALUE

JOHN C. RIAZZI, CFA, PRIMARY MANAGER, and GARY U. ROLLE, CFA, SECONDARY MANAGER, serve as managers of the fund. Mr. Riazzi has served as portfolio manager since inception. Prior to joining TIM in 2001, Mr. Riazzi served as portfolio manager, president and chief investment officer at Dean Investment Associates and, while at Dean, served as portfolio manager of Dean Asset Allocation since its inception. Mr. Rolle is president and chief investment officer at TIM and serves as an officer of various Transamerica entities. He joined TIM in 1967.

IDEX CONVERTIBLE SECURITIES

KIRK J. KIM, primary manager, and GARY U. ROLLE, CFA, secondary manager, serve as managers of this fund. Prior to joining TIM, Mr. Kim served as a Securities Analyst at Franklin Templeton Group. Mr. Rolle is president and chief investment officer at TIM. He joined TIM in 1967.

SHAREHOLDER INFORMATION

(QUESTION MARK ICON)
        OPENING AN ACCOUNT

If you are opening an account through a registered representative, he or she can assist you with all phases of your investment.

If you are investing through an authorized dealer, the dealer is responsible for opening your account and providing your taxpayer ID number. If you already have an IDEX account, you do not need additional documentation.

The Fund or its agents may reject a request for purchase of shares at any time, including any purchase under the exchange privilege.

WHO MAY PURCHASE CLASS I SHARES?

Class I shares may be purchased by:

- Institutional investors, such as corporations, pension and profit sharing plans and foundations, who are affiliates of AEGON/Transamerica Fund Advisers, Inc.

NEW ACCOUNT APPLICATION

Fill out the New Account Application form which is included in this prospectus. IRAs and other retirement accounts require a different application, which you can request by calling 1-888-233-IDEX (4339) or visiting www.idexfunds.com. You can avoid future inconvenience by signing up for any services you think you may later use.

Note: On your application, be sure to include your social security number or taxpayer identification number. If you don't, your account may be subject to backup withholding, or be closed.

There are many ways that you can pay for your shares. The fund's minimum initial purchase is $ ___ . There is a $ _ minimum on additional purchases.

The Securities and Exchange Commission (SEC) is taking an active interest in money laundering because money laundering presents a serious risk to the soundness of financial markets, opens financial service firms to criminal liability, and can ruin the reputation of implicated firms. Therefore, IDEX does not accept cashier's checks, money orders or travelers checks.
(QUESTION MARK ICON)
        SHARE TRANSACTIONS

Depending on privileges established on your account, you may buy, sell or exchange shares in several ways. You may do so in writing, by phone request or you may access your account through the internet. You may make payments, or receive payment for your redemptions, via an electronic funds transfer or by check.
(QUESTION MARK ICON)
        HOW TO SELL SHARES

Your request to sell your shares and receive payment may be subject to:

- the privileges or features established on your account such as telephone transactions

- the type of account you have, and if there is more than one owner

- the dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with a signature guarantee

- a written request or signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. A signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee your signature. Notarization is not an acceptable substitute.

There are several ways to request redemption of your shares:

- in writing (by mail or fax)

- by internet access to your account(s) at www.idexfunds.com

- by telephone request using our touch-tone automated system, IDEX InTouch(SM), or by a person-to-person verbal request

The proceeds of your redemption may be paid by check, or by direct deposit to your bank account subject to any restrictions that may be applicable. Purchases will be held at IDEX until your funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. Please see the SAI for more details.
(QUESTION MARK ICON)
        HOW TO EXCHANGE SHARES

You can exchange Class I shares between these two funds subject to a minimum exchange amount of $ __ .

Prior to making exchanges into the IDEX fund that you do not own, read the prospectus of that fund carefully. You can request share exchanges over the telephone unless you have declined the privilege on your application. You can also exchange shares of the same class automatically at regular intervals, from one fund to another.

MARKET TIMING/EXCESSIVE TRADING

THE FUND DOES NOT PERMIT MARKET TIMING OR EXCESSIVE TRADING AND HAVE ADOPTED SPECIAL POLICIES TO DISCOURAGE THIS ACTIVITY. IF YOU WISH TO ENGAGE IN SUCH PRACTICES, WE REQUEST YOU DO NOT ATTEMPT TO PURCHASE SHARES OF ANY OF THE FUNDS.

Some investors try to profit from various short-term or frequent trading strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management, hurt fund performance and drive fund expenses higher. These costs are borne by all shareholders, including the long-term investors who do not generate these costs.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The fund may limit or terminate your exchange privileges or may not accept future investments from you if you engage in excessive trading. In determining excessive trading, we consider frequent purchases and redemptions having similar effects as exchanges to be excessive trading. Four or more exchanges in a quarter (3 months) will be considered excessive trading, although each Fund reserves the right to impose restrictions even if there are less frequent transactions.

Specifically, the fund reserves the right to reject any request to purchase or exchange shares that it determines may be disruptive to efficient fund management and harmful to existing shareholders. Such a request could be rejected because of the timing of the investment or because a history of excessive trading by the shareholder or accounts under common control. Of course, shareholders will have the ability to redeem their shares, although repurchase may be restricted.
(QUESTION MARK ICON)
        OTHER ACCOUNT INFORMATION

MINIMUM PURCHASES

- $ ___ for qualified accounts
- $ ___ for non-qualified accounts

If your check, draft or electronic transfer is returned unpaid by your bank, the Fund may charge a $15 fee.

PRICING OF SHARES

The fund's price (NAV) is calculated on each day the New York Stock Exchange
(NYSE) is open for business.

The NAV of fund shares is not determined on days the NYSE is closed (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The NAV of each class is calculated by dividing its assets less liabilities by the number of its shares outstanding.

If the Fund receives your order by regular closing time of the NYSE (usually 4 p.m. New York time), you will pay or receive that day's NAV plus any applicable sales charges. If later, it will be priced based on the next day's NAV. Share prices may change when a fund holds shares in companies traded on foreign exchanges that are open on days the NYSE is closed. (It is anticipated that this fund will be offered on a quarterly basis.)

In determining NAV, each fund's portfolio investments are valued at market value. Investments for which quotations are not readily available are valued at fair value determined in good faith under the supervision of the Board of Trustees.

MINIMUM ACCOUNT BALANCE

Due to the proportionately higher cost of maintaining customer accounts with balances below the stated minimums for each class of shares, the Fund reserves the right to close such accounts. However, the Fund will provide a 60-day notification to you prior to assessing a minimum account fee, or closing any account. The following describes the fees assessed to accounts with low balances:

No fees will be charged on:

- accounts opened within the preceding 24 months

- accounts owned by individuals which, when combined by social security number, have a balance of $5,000 or more

-----------------------------------------------------
ACCOUNT BALANCE                    FEE ASSESSMENT
-----------------------------------------------------
If your balance is below       $10 fee assessed every
$500 due to redemptions        6 months, until
                               balance reaches $500
If your balance is below       Your account will be
$250, due to redemptions       charged a fee and be
                               liquidated; any
                               applicable CDSC will
                               be deducted, and a
                               check will be mailed
                               to the address of
                               record
-----------------------------------------------------

TELEPHONE TRANSACTIONS

The Fund and Idex Investor Services, Inc. (IIS or IDEX) are not liable for complying with telephone instructions which are deemed by them to be genuine. The Fund and IIS will employ reasonable procedures to help ensure telephone instructions are genuine. In situations where the Fund or IIS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. The

Fund has the right to modify the telephone redemption privilege at any time.

Telephone redemption with payment by check is not allowed within 10 days of a change of registration/ address. Call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI for details. You may redeem up to $50,000 worth of shares by phone and get your money by direct deposit to a pre-authorized bank account. No fee is charged.

PROFESSIONAL FEES

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by IDEX. Your financial professional will answer any questions that you may have regarding such fees.

REDEMPTIONS TRANSACTIONS PAID BY BANK WIRE

In most cases, the Fund can send your redemption money via a federal funds bank wire. The Fund charges a $10 fee for this service, in addition to any fee your bank may charge. For more details, call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI.

REINVESTMENT PRIVILEGE

Within a 90 day period after you sell your shares, you have the right to "reinvest" your money in the same class if there is an Offering Period during the 90 day reinvestment period. Send your written request to the Fund along with your check for your reinvestment privileges.

STATEMENTS AND REPORTS

The Fund will send you a confirmation statement after every transaction that affects your account balance or registration. Please review the confirmation statement carefully and promptly notify IDEX in writing of any error or you will be deemed to have ratified the transaction as reported to you. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Financial reports for the fund, which include a list of the holdings, will be mailed twice a year to all shareholders.

A Historical Statement may be ordered for transactions of prior years.

SHARE CERTIFICATES

The Fund does not issue share certificates. If you are redeeming or exchanging shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered mail, but do not endorse them.

PERSONAL SECURITIES TRADING

The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy that has been adopted by the Board of Trustees of the Fund. Access Persons must use the guidelines established by this Policy for all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's sub-advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Policy, must adopt and enforce their own Code of Ethics and Insider Trading Policies appropriate to their particular business needs. Each sub-adviser must report to the Board of Trustees on a quarterly basis with respect to the administration and enforcement of such Policy, including any violations thereof which may potentially affect the Fund. (QUESTION MARK ICON)
        DISTRIBUTIONS AND TAXES

The fund intends to elect and qualify as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the fund will not be subject to federal income tax on ordinary income and capital gains, if any, that it distributes to its shareholders.

TAXES ON DISTRIBUTIONS FROM THE FUND

The following summary does not apply to:

- qualified retirement accounts; or

- tax-exempt investors.

Fund distributions are taxable to you as ordinary income to the extent they are attributable to a fund's net investment income, certain net realized foreign exchange gains, and net short-term capital gains. They are taxable to you as long-term capital gain (at the federal maximum rate of 20%) to the extent they are attributable to the fund's excess of net long-term capital gains over net short-term capital losses. The tax status of any distribution is the same regardless of how long you have been a shareholder of the fund and whether you elect to reinvest distributions or receive cash. Certain distributions paid by a fund in January may be taxable to shareholders as if they were received on the prior December 31. The tax status of dividends and distributions for each calendar year will be detailed in your annual tax statement or tax forms from the Fund.

TAXES ON THE SALE OF SHARES

Any sale or exchange or redemption of fund shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement or other tax- advantaged account). You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares based upon the difference between your cost (basis) in the shares and the amount you receive for them. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

If you receive an exempt-interest dividend on shares that are held by you for six months or less, any loss on the sale or exchange of the shares will be disallowed to the extent of such dividend amount.

WITHHOLDING TAXES

The Fund will be required to withhold 31% of any reportable income payments made to a shareholder (which may include dividends, capital gain distributions, and share redemption proceeds) if the shareholder has not provided an accurate taxpayer identification number to the Fund in the manner required by IRS regulations.

UNCASHED CHECKS ISSUED ON YOUR ACCOUNT

If any check we issue related to your account is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your open account at the net asset value next calculated after reinvestment. If applicable, we will also change your account distribution option from CASH to REINVEST. Interest does not accrue on amounts represented by uncashed checks.

MINIMUM DIVIDEND CHECK AMOUNTS

To control costs associated with issuing and administering dividend checks, we reserve the right to not issue checks under a specified amount. For accounts with the CASH BY CHECK dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued, though the account option for future distributions will remain unchanged, subject to the preceding paragraph.

NON-RESIDENT ALIEN WITHHOLDING

If you are a non-U.S. investor, your financial professional should determine whether Fund shares may be sold in your jurisdiction. Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends, capital gains and redemptions may be subject to non-resident alien withholding.

Additionally, a valid IRS W-8 form is required if you are not a U.S. citizen or resident alien. Documentary evidence may also be required if a U.S. address is indicated or if your permanent address is not the same as your mailing address. Please see the instructions on one of the new series of IRS W-8 forms.

OTHER TAX INFORMATION

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from the Fund. More information is provided in the SAI. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in the Fund.

            HOW TO BUY SHARES                      TO OPEN A NEW ACCOUNT (FIRST-TIME IDEX INVESTORS)
----------------------------------------------------------------------------------------------------------

 BY MAIL                                      Send your completed application and check payable to:
   (ICON)                                     Idex Investor Services, Inc., P.O. Box 9015, Clearwater,
                                              Florida 33758-9015;
                                              For Overnight Delivery: 570 Carillon Parkway, St.
                                              Petersburg, Florida 33716
----------------------------------------------------------------------------------------------------------

 THROUGH AN AUTHORIZED DEALER                 The dealer is responsible for opening your account and
                                              providing IDEX with your Taxpayer ID Number. The minimum
   (ICON)                                     order from an authorized dealer is $2,000 for a qualified
                                              account and $5,000 for a non-qualified account.
----------------------------------------------------------------------------------------------------------

 BY AUTOMATIC INVESTMENT PLAN                 Send your completed application, along with a check for your initial investment (if any), payable to Idex Investor
   (ICON)                                     Services, Inc., P.O. Box 9015, Clearwater, Florida
                                              33758-9015.
----------------------------------------------------------------------------------------------------------
                                              TO ADD TO YOUR EXISTING ACCOUNT
----------------------------------------------------------------------------------------------------------
 BY CHECK                                     Make your check payable to Idex Investor Services, Inc. and
   (ICON)                                     mail it to: P.O. Box 9015, Clearwater, FL 33758-9015; or,
                                              for overnight delivery: 570 Carillon Parkway, St.
                                              Petersburg, FL 33716. Third party checks, or checks endorsed to IDEX, will not be accepted. All checks must be made
                                              payable to Idex Investor Services, Inc. IDEX will not accept cashier's checks, money orders, traveler's checks or cash.
----------------------------------------------------------------------------------------------------------
 BY TELEPHONE                                 The electronic funds transfer privilege must be established
   (ICON)                                     in advance, when you open your account, or by adding this
                                              feature to your existing account. Select "Electronic Bank
                                              Link" on the Application or write to the Fund. Funds can
                                              then be transferred electronically from your bank to the
                                              Fund. Call IDEX Customer Service to invest by phone, either through our automated IDEX InTouch(SM) system
                                              (1-888-233-IDEX (4339)), or by speaking directly with your representative. Shares will be purchased via electronic
                                              funds when the money is received by IDEX, usually 2-4
                                              business days after the request.
----------------------------------------------------------------------------------------------------------
 THROUGH AUTHORIZED DEALERS                   If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to
   (ICON)                                     place your order. The dealer's bank may charge you for a
                                              wire transfer. (The Fund currently does not charge for this service.) The Fund must receive your payment within three
                                              business days after your order is accepted.
----------------------------------------------------------------------------------------------------------
 BY THE INTERNET                              You may request a transfer of funds from your bank account
   (ICON)                                     to the Fund. Visit our website at www.idexfunds.com. Payment will be transferred from your bank account electronically.
                                              Shares will be purchased via electronic funds when the money is received by IDEX, usually 2-4 business days after the
                                              request.
----------------------------------------------------------------------------------------------------------
 BY WIRE TRANSFER                             Request that your bank wire funds to the Fund. You must have an existing account to make a payment by wire transfer. Ask
   (ICON)                                     your bank to send your payment to:
                                                  Bank of America, NA, Tampa, FL, ABA# 063100277,
                                                  Credit: Idex Investor Services Acct #: 3601194554,
                                                  Ref: Shareholder name, IDEX fund and account numbers.
----------------------------------------------------------------------------------------------------------

          TO RECEIVE PAYMENT BY                              HOW TO REQUEST YOUR REDEMPTION
----------------------------------------------------------------------------------------------------------
 DIRECT DEPOSIT -- ACH                        Call IDEX Customer Service (1-888-233-IDEX (4339)) to verify
   (ONLY FOR ACCOUNTS THAT ARE NOT            that this feature is in place on your account. Maximum
   QUALIFIED RETIREMENT PLANS)                amount per day is the lesser of your balance or $50,000.
   (ICON)                                     Request an "ACH redemption" in writing, by phone (automated
                                              IDEX InTouch(SM) system (1-888-233-IDEX (4339)) or
                                              person-to-person), or by internet access to your account.
                                              Payment should usually be received by your bank account 3-5 banking days after your request. The Fund does not charge
                                              for this payment option. Certain IRAs and Qualified Plans
                                              may not be eligible for ACH redemptions.
----------------------------------------------------------------------------------------------------------
 DIRECT DEPOSIT                               Call IDEX Customer Service (1-888-233-IDEX (4339)) to be
   (ELECTRONIC FUNDS TRANSFER-FEDERAL         sure this feature is in place on your account. Maximum
   FUNDS BANK WIRE)                           amount per day is the lesser of your available balance or
                                              $50,000 (with a minimum of $1,000). Request an "Expedited
   (ICON)                                     Wire Redemption" in writing, or by phone (person-to-person request). Payment should be received by your bank account
                                              the next banking day after your request. The Fund charges
                                              $10 for this service. Your bank may charge a fee as well.
----------------------------------------------------------------------------------------------------------
 CHECK TO THE ADDRESS OF RECORD               WRITTEN REQUEST:
                                              Send a letter requesting a withdrawal to the Fund and
   (ICON)                                     include any share certificates you may have. Specify the
                                              fund, account number, and dollar amount or number of shares you wish to redeem. Mail to: Idex Investor Services, P.O.
                                              Box 9015, Clearwater, FL 33758-9015. Attention: Redemptions.
                                              Be sure to include all account owners' signatures and any
                                              additional documents, as well as a signature guarantee(s) if required (see "How To Sell Shares").
                                              TELEPHONE OR INTERNET REQUEST:
                                              If your request is not required to be in writing (see "How
                                              To Sell Shares"), you may call IDEX Customer Service
                                              (1-888-233-IDEX (4339)) and make your request using the
                                              automated IDEX InTouch(SM) system (1-888-233-IDEX (4339)), by person-to-person, or by accessing your account on the
                                              internet. Maximum amount per day is the lesser of your
                                              available balance or $50,000.
                                              For your protection, if an address change was made in the
                                              last 10 days, IDEX requires a redemption request in writing, signed and signature guaranteed by all shareholders.
----------------------------------------------------------------------------------------------------------
 CHECK TO ANOTHER PARTY/ADDRESS               This request must be in writing, regardless of amount, with all account owners' signatures guaranteed. Mail to: Idex
   (ICON)                                     Investor Services, Inc., P.O. Box 9015, Clearwater, FL
                                              33758-9015. Attention: Redemptions.
----------------------------------------------------------------------------------------------------------
 PERIODIC AUTOMATIC PAYMENT                   You can establish a Systematic Withdrawal Plan (SWP) either
   (BY DIRECT DEPOSIT-ACH OR CHECK)           at the time you open your account or at a later date. Call
                                              IDEX Customer Service (1-888-233-IDEX (4339)) for
                                              assistance. You must have a minimum balance of $10,000 in
                                              your account.
----------------------------------------------------------------------------------------------------------
 BY EXCHANGE                                  You may request an exchange in writing, by phone (automated
                                              IDEX InTouch(SM) system (1-888-233-IDEX (4339)) or
   (ICON)                                     person-to-person), or by accessing your account through the internet.
----------------------------------------------------------------------------------------------------------

 THROUGH AN AUTHORIZED DEALER                 You may redeem your shares through an authorized dealer.
                                              (They may impose a service charge.) Contact your Registered
   (ICON)                                     Representative or call IDEX Customer Service (1-888-233-IDEX
                                              (4339)) for assistance.
----------------------------------------------------------------------------------------------------------
 NOTE: Purchases must be held at IDEX until the funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.
----------------------------------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

This prospectus includes two funds which offer the I share class.

Your future investments in your account will be in the same share class that you designate when you open your account. Your financial professional can help you choose the share class that makes the best sense for you.

----------------------------
       CLASS I SHARES
----------------------------
- No sales charge
- No 12b-1 distribution and
  service fees

----------------------------

PERFORMANCE INFORMATION AND DISTRIBUTION ARRANGEMENTS

PERFORMANCE

IDEX may include quotations of the fund's total return in advertisements, sales literature or reports to shareholders or to prospective investors. Total return and yield quotations for the fund reflect only the performance of a hypothetical investment in the fund during the particular time period shown as calculated based on the historical performance of the fund during that period. Such quotations do not in any way indicate or project future performance.

TOTAL RETURN

Total return refers to the average annual percentage change in value of an investment in the fund held for a stated period of time as of a stated ending date. When the fund has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a fund's investment advisory fees and direct fund expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the fund when made.

(QUESTION MARK ICON)
       (DOLLAR SIGN ICON)
               UNDERWRITING
               AGREEMENT

The Fund has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the investment adviser. Under this agreement, AFSG underwrites and distributes the I shares of fund shares and bears the expenses of offering these shares to the public.

                                  BOND RATINGS
                                   APPENDIX A

BRIEF EXPLANATION OF RATING CATEGORIES

                                     BOND RATING                           EXPLANATION
                                     -----------                           -----------
STANDARD & POOR'S CORPORATION         AAA          Highest rating; extremely strong capacity to pay principal and interest.
                                      AA           High quality; very strong capacity to pay principal and
                                                   interest.
                                      A            Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                                      BBB          Adequate capacity to pay principal and interest; normally
                                                   exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                                      BB,B, and    Predominantly speculative with respect to the issuer's
                                      CC,CC,C      capacity to meet required interest and principal payments.
                                                   BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics
                                                   outweighed by large uncertainties or major risk exposure to adverse conditions.
                                      D            In default.

PLUS (+) OR MINUS (-) -- The ratings from "AA" to" BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

UNRATED -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.       Aaa          Highest quality, smallest degree of investment risk.
                                      Aa           High quality; together with Aaa bonds, they compose the
                                                   high-grade bond group.
                                      A            Upper-medium grade obligations; many favorable investment
                                                   attributes.
                                      Baa          Medium-grade obligations; neither highly protected nor
                                                   poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                                      Ba           More uncertain, with speculative elements. Protection of
                                                   interest and principal payments not well safeguarded during good and bad times.
                                      B            Lack characteristics of desirable investment; potentially
                                                   low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                                      Caa          Poor standing, may be in default; elements of danger with
                                                   respect to principal or interest payments.
                                      Ca           Speculative in a high degree; could be in default or have
                                                   other marked short-comings.
                                      C            Lowest-rated; extremely poor prospects of ever attaining
                                                   investment standing.

UNRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                                                                       IDEX LOGO
                                                                    MUTUAL FUNDS

                     Visit our website at www.idexfunds.com
        IDEX Mutual Funds - P.O. Box 9015 - Clearwater, FL - 33758-9015 Investor Services 1-888-233-4339 - Investment Professionals 1-800-851-7555
                    Distributor: AFSG Securities Corporation

ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information, dated July 1, 2002, and in the Fund's Annual and Semi-Annual reports to shareholders, which are incorporated by reference into this prospectus. Other information about these funds has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained, upon payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-6009. Reports and other information about the funds are also available on the Commission's Internet site at http://www.sec.gov. To obtain a copy of the Statement of Additional Information or the Annual and Semi-Annual reports, without charge, or to make other inquiries about these funds, call or write to IDEX Mutual Funds at the phone number or address at the top of this page. In the Fund's Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

                           NOT FDIC | May Lose Value
                           INSURED  | No Bank Guarantee

Both the principal value and returns of investments will fluctuate over time, so an investor's shares, when redeemed, may be worth more or less than their original cost.

                               IDEX MUTUAL FUNDS

                         Transamerica Large Cap Value
                      Transamerica Convertible Securities

                      STATEMENT OF ADDITIONAL INFORMATION

                                  July, 2002
                                  (I Shares)

                               IDEX MUTUAL FUNDS
                             570 Carillon Parkway
                         St. Petersburg, Florida 33716
                  Customer Service (888) 233-4339 (toll free)

The funds listed above are series of IDEX Mutual Funds (the "Fund"), an open-end management investment company that offers a selection of investment funds. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The funds are diversified. The funds offer other classes of shares, each with their own expense and fee structure. This Statement of Additional Information ("SAI") only includes information for the I Shares of these funds.

This July, 2002, SAI is not a prospectus, and should be read in conjunction
with the fund's prospectus dated         which may be obtained free of charge
by writing or calling the Fund at the above address or telephone number. This SAI contains additional and more detailed information about the Fund's operations and activities than that set forth in the prospectus. The Fund's annual report to shareholders is incorporated by reference into this SAI.

                               TABLE OF CONTENTS

                                                                                              Page
                                                                                              ----
INVESTMENT OBJECTIVES........................................................................   1
Investment Restrictions, Policies and Practices..............................................   1
 Investment Restrictions of IDEX Protected Principal Stock...................................   1
OTHER POLICIES AND PRACTICES OF THE FUNDS....................................................   3
Futures, Options and Other Derivative Instruments............................................   3
 Futures Contracts...........................................................................   3
 Options on Futures Contracts................................................................   5
 Options on Securities.......................................................................   6
 Options on Foreign Currencies...............................................................   9
 Forward Contracts...........................................................................  10
 Swaps and Swap-Related Products.............................................................  11
 Credit Default Swaps........................................................................  12
 Index Options...............................................................................  12
 WEBS and Other Index-Related Securities.....................................................  13
 Euro Instruments............................................................................  13
 Special Investment Considerations and Risks.................................................  13
 Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments  14
Other Investment Companies...................................................................  14
When-Issued, Delayed Settlement and Forward Delivery Securities..............................  14
RISK FACTORS.................................................................................  15
 Zero Coupon, Pay-In-Kind and Step Coupon Securities.........................................  15
 Lending of Fund Securities..................................................................  15
 Illiquid Securities.........................................................................  16
 Equity Equivalents..........................................................................  16
 Repurchase and Reverse Repurchase Agreements................................................  16
 Pass-Through Securities.....................................................................  17
 High-Yield/High-Risk Bonds..................................................................  18
 Warrants and Rights.........................................................................  18
 U.S. Government Securities..................................................................  18
 Temporary Defensive Position................................................................  19
INVESTMENT ADVISORY AND OTHER SERVICES.......................................................  19
DISTRIBUTOR..................................................................................  22
ADMINISTRATIVE SERVICES......................................................................  22
CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES...............................................  23
FUND TRANSACTIONS AND BROKERAGE..............................................................  23
TRUSTEES AND OFFICERS........................................................................  25
PURCHASE OF SHARES...........................................................................  30
NET ASSET VALUE DETERMINATION................................................................  30
DIVIDENDS AND OTHER DISTRIBUTIONS............................................................  30
SHAREHOLDER ACCOUNTS.........................................................................  31
RETIREMENT PLANS.............................................................................  31

                                                                    Page
                                                                    ----
        REDEMPTION OF SHARES.......................................  31
        TAXES......................................................  32
        MISCELLANEOUS..............................................  33
         Organization..............................................  33
         Shares of Beneficial Interest.............................  33
         Legal Counsel and Independent Certified Public Accountants  34
         Registration Statement....................................  34
        PERFORMANCE INFORMATION....................................  34
        FINANCIAL STATEMENTS.......................................  35
        APPENDIX A-CERTAIN SECURITIES IN WHICH THE FUNDS MAY INVEST A-1

                             INVESTMENT OBJECTIVES

The prospectus discusses the investment objective of the fund, the principal types of securities in which the fund will invest, and the policies and practices of the fund. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the prospectus.

There can be no assurance that the fund will, in fact, achieve its objective. The fund's investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of the fund may result in the fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment.

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

As indicated in the prospectus, the fund is subject to certain fundamental policies and restrictions which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of the fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy.

INVESTMENT RESTRICTIONS OF IDEX TRANSAMERICA LARGE CAP VALUE:

IDEX Transamerica Large Cap Value may not, as a matter of fundamental policy:

   1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;

   2. Invest more than 25% of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;

   3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the fund from investing in securities or other instruments backed by physical commodities);

   4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business);

   5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper or debt securities);

   6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities;

   7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation; and

   8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

   (A) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that margin payments and other deposits in con-nection with transactions in options, swaps and forward and futures contracts are not deemed to constitute selling securities short;

   (B) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin;

   (C) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization;

   (D) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts or segregation of assets in connection with such contracts;

   (E) The fund may not invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;

   (F) The fund may not invest in companies for the purpose of exercising control or management; and

   (G) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF IDEX TRANSAMERICA CONVERTIBLE SECURITIES

IDEX Transamerica Convertible Securities may not, as a matter of fundamental policy:

   1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

   2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

   3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

   4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

   5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

   6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

   7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

   8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

   (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

   (B) The fund may not sell securities short, except short sales "against the box," which includes the underlying stocks of convertible securities.

   (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   (D) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

   (E) The fund may not invest for purposes of exercising control or management.

   (F) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or the segregation of assets in connection with such transactions.

   (G) The fund may not purchase securities in other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

                   OTHER POLICIES AND PRACTICES OF THE FUND

FUTURES, OPTIONS AND OTHER
DERIVATIVE INSTRUMENTS

The following investments are subject to limitations as set forth in a fund's investment restrictions and policies.

Futures Contracts. A fund may enter into futures contracts. Futures contracts are for the purchase or sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a Futures Trading Commission merchant ("FTCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

When a fund buys or sells a futures contract, it must receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. Transactions in futures contracts may be made to attempt to hedge against potential changes in interest or currency exchange rates, or the price of a security or a securities index which might correlate with, or otherwise adversely affect, either the value of the fund's securities or the prices of securities which the fund is considering buying at a later date.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FTCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or liquid assets by the fund's custodian for the benefit of the FTCM. Initial margin payments are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the fund's investment limi-tations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments with the FTCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FTCM that holds margin on behalf of the fund, that fund may be entitled to return of the margin owed to such fund only in proportion to the amount received by the FTCM's other customers. A fund's sub-adviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FTCMs with which the fund does business and by segregating margin payments with the custodian.

Although a fund would segregate with the custodian cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, such fund's return could be diminished due to the opportunity losses of oregoing other potential investments.

The acquisition or sale of a futures contract may occur, for example, when a fund holds or is considering purchasing equity or debt securities and seeks to protect itself from fluctuations in prices or interest rates without buying or selling those securities. For example, if stock or debt prices were expected to decrease, the fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the fund by a corresponding increase in the value of the futures contract position held by that fund and thereby preventing the fund's net asset value from declining as much as it otherwise would have.

Similarly, if interest rates were expected to rise, a fund might sell bond index futures contracts, thereby hoping to offset a potential decline in the value of debt securities in the fund by a corresponding increase in the value of the futures contract position held by the fund. The fund also could seek to protect against potential price declines by selling fund securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the fund to maintain a defensive position without having to sell fund securities.

Likewise, when prices of equity securities are expected to increase, or interest rates are expected to fall, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the fund could take advantage of the potential rise in the value of equity or debt securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and such fund could buy equity or debt securities on the cash market. To the extent a fund enters into futures contracts for this purpose, the segregated assets maintained to cover such fund's obligations (with respect to futures contracts) will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that fund.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions.

First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets.

Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted.

Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the fund manager still may not result in a successful use of futures contracts.

Futures contracts entail risks. Although a fund that invests in such contracts believes that its use will benefit the fund, if the fund sub-adviser's investment judgment proves incorrect, the fund's overall performance could be worse than if the fund had not entered into futures contracts.

For example, if the fund has hedged against the effects of a possible decrease in prices of securities held in its fund and prices increase instead, that fund may lose part or all of the benefit of the increased value of the securities because of offsetting losses in the fund's futures positions. In addition, if the fund has insufficient cash, it may have to sell securities from its fund to meet daily variation margin requirements. Those sales may, but will not necessarily, be at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the fund.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the fund will not exactly match that fund's current or potential investments. The fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests. For example, by hedging investments in fund securities with a futures contract based on a broad index of securities may involve a risk that the futures position will not correlate precisely with such performance of the fund's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate with a fund's investments. Futures prices are affected by factors such as: current and anticipated short-term interest rates; changes in volatility of the underlying instruments; and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices.

Imperfect correlations between a fund's investments and its futures positions may also result from: differing levels of demand in the futures markets and the securities markets; from structural differences in how futures and securities are traded; and from imposition of daily price fluctuation limits for futures contracts.

A fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities. This may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or may result in losses that are not offset by the gains in that fund's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time.

In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such fund's access to other assets held to cover its futures positions also could be impaired.

Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities, or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract. This is accomplished by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

If applicable, a fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. The fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. In addition, the fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts into which it has entered.

Options on Futures Contracts. A fund may buy and write put and call options on futures contracts. An option on a futures contract gives the fund the right (but not the obligation) to buy or sell the contract at a specified price on or before a specified date. Transactions in options on futures contracts may be made to attempt to hedge against potential changes in interest rates or currency exchange rates, or the price of a security or a securities index which might correlate with, or otherwise adversely affect, either the value of the fund's securities or the prices of securities which the fund is considering buying at a later date. Transactions in options on future contracts will not be made for speculation.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such fund's holdings.

The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that fund is considering buying.

If a call or put option a fund has written is exercised, such fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its fund securities and changes in the value of the futures positions, that fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of fund securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on fund securities. For example, a fund may buy a put option on a futures contract to hedge its fund securities against the risk of falling prices or rising interest rates.

The amount of risk a fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Options on Securities. In an effort to increase current income and to reduce fluctuations in net asset value, a fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. A fund also may write call options that are not covered for cross-hedging purposes. A fund may write and buy options on the same types of securities that the fund may purchase directly. There are no specific limitations on a fund's writing and buying of options on securities.

A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

A put option written by a fund is "covered" if the fund: (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price with its custodian; or (ii) continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the custodian).

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

A call option written by a fund is "covered" if the fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or has segregated additional cash with its custodian) upon conversion or exchange of other securities held in its fund. A call option written by a fund is also deemed to be covered: (i) if that fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written; (ii) in the case of a call on a stock index, if the fund owns a fund of securities substantially replicating the movement of the index underlying the call option; or (iii) if at the time the call is written an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned securities is segregated with the custodian.

A fund may also write call options that are not covered for cross-hedging purposes. A fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the fund manager believes that writing the option would achieve the desired hedge.

If a put or call option written by a fund were exercised, the fund would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the fund at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the fund to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. A fund retains the premium received from writing a put or call option whether or not the option is exercised.

The writer of an option may have no control when the underlying security must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium.

This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

In the case of a written call option, effecting a closing transaction will permit a fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a fund to write another put option to the extent that the exercise price thereof is secured by other deposited liquid assets. Effecting a closing transaction also will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other fund investments. If a fund desires to sell a particular security on which the fund has written a call option, such fund will effect a closing transaction prior to or concurrent with the sale of the security.

A fund will realize a profit from a closing transaction if the price of a purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.

An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a fund may not be able to effect closing transactions in particular options and that fund would have to exercise the options in order to realize any profit. If a fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). In that case, the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

A fund may, subject to its investment restrictions, write options in connection with buy-and-write transactions. In other words, a fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current value of the underlying security at the time the option is written.

Buy-and-write transactions using "in-the-money" call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using "at-the-money" call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using "out-of-the-money" call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone.

If the call options are exercised in such transactions, a fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the fund may elect to close the position or take delivery of the security at the exercise price and that fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

A fund may buy put options to hedge against a decline in the value of its fund. By using put options in this way, a fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the fund.

In purchasing an option, a fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid. A fund would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option purchased by the fund were permitted to expire without being sold or exercised, the fund would lose the amount of the premium.

Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

In addition to options on securities, a fund may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the fund is obligated, in return for the premium received, to make delivery of this amount. A fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. A fund will not purchase these options unless the fund's sub-adviser is satisfied with the development, depth and liquidity of the market and believes the options can be closed out.

Price movements in a fund's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and will depend, in part, on the ability of its sub-adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, the fund's sub-adviser may be forced to liquidate fund securities to meet settlement obligations.

The amount of risk a fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Options on Foreign Currencies. Subject to any investment restrictions, a fund may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, a fund may buy put options on the foreign currency. If the value of the currency declines, the fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a fund could sustain losses on transactions in foreign currency options that would require such fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

A fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that fund to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

A fund may write covered call options on foreign currencies. A call option written on a foreign currency by a fund is "covered" if that fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in its fund. A call option is also covered if: (i) the fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the custodian.

A fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, a fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. A fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete thecontemplated exchange.

The following discussion summarizes a fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts").

A fund may enter into forward currency contracts with stated contract values of up to the value of the fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed upon price (which may be in U.S. dollars or another currency). A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.

They may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A fund also may hedge some or all of its investments denominated in foreign currency, or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar. This is accomplished by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its fund securities denominated in that currency ("position hedge"), or by participating in options or futures contracts with respect to the currency.

A fund also may enter into a forward currency contract with respect to a currency where such fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

These types of hedging seek to minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of, or rates of return on, the fund's foreign currency denominated fund securities.

The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a fund's currency exposure from one foreign currency to another removes that fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such fund if the sub-adviser's position projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a fund than if it had not entered into such contracts.

A fund will cover outstanding forward currency contracts by maintaining liquid fund securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying fund securities, its custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the fund's commitments with respect to such contracts.

As an alternative to segregating assets, a fund may buy call options permitting the fund to buy the amount of foreign currency being hedged by a forward sale contract, or the fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

While forward currency contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event, a fund's ability to utilize forward currency contracts may be restricted. In addition, a fund may not always be able to enter into forward currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.

Swaps and Swap-Related Products. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, a fund may, subject to its investment restrictions, enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. A sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

A fund does not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

A fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset at least equal to the accrued excess will be segregated by its custodian.

If a fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A fund's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. A sub-adviser has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by a fund, unless so stated in its investment objectives, although a fund presently does not intend to engage in such transactions in excess of 5% of its total assets. These transactions may in some instances involve the delivery of securities or other underlying assets by a fund or its counterparty to collateralize obligations under the swap.

Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

In addition to the instruments, strategies and risks described in this SAI and in the prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as the sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. A sub-adviser may use these opportunities to the extent they are consistent with a fund's investment objective and as are permitted by the fund's investment limitations and applicable regulatory requirements.

Credit Default Swaps. A fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a fund would keep the stream of payments and would have no payment obligations. As the seller, a fund would be subject to investment exposure on the notional amount of the swap.

A fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--that the seller may fail to satisfy its payment obligations to the fund in the event of a default.

Index Options. In seeking to hedge all or a portion of its investments, a fund may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the fund. A fund with such option writing authority may write only covered options. A fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery on an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A fund may purchase and write put and call options on securities indices or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the CFTC, as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the fund realizes a gain or loss from the purchase of writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a fund of options on securities indices is subject to the sub-adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the sub-adviser desires that a fund engage in such a transaction.

WEBS and Other Index-Related Securities. Subject to limitations under the 1940 Act, a fund may invest in shares of an investment company whose shares are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. A fund also may invest in the CountryBaskets Index Fund, Inc., or another fund the shares of which are the substantial equivalent of WEBS. A fund may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks to track the performance of the S&P 500 Index. A fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses. Investing in these securities may result in duplication of certain fees and expenses paid by these securities in addition to the advisory fees and expenses paid by a fund.

Euro Instruments. A fund may make investments in Euro instruments. Euro instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the "LIBOR"), although foreign currency- denominated instruments are available from time to time. Euro futures contracts enable purchasers to obtain a fixed rate for the lending of funds, and sellers to obtain a fixed rate for borrowings. A fund might use Euro futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed income instruments.

Special Investment Considerations and Risks. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, options on foreign currencies and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which a fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, a fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future.

Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to the fund as: the possible loss of the entire premium paid for an option bought by a fund; the inability of a fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a fund will be able to use those instruments effectively for their intended purposes.

In connection with certain of its hedging transactions, a fund must segregate assets with the fund's custodian bank to ensure that such fund will be able to meet its obligations pursuant to these instruments. Segregated assets generally may not be disposed of for so long as a fund maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of a fund's assets could impede implementation of that fund's investment policies or its ability to meet redemption requests or other current obligations.

Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments. Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.

In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

OTHER INVESTMENT COMPANIES

Subject to its investment restrictions, a fund may invest in securities issued by other investment companies as permitted. A fund may indirectly bear a portion of any investment advisory fees and expenses and distribution (12b-1) fees paid by funds in which it invests, in addition to the advisory fees and expenses paid by a fund.

WHEN-ISSUED, DELAYED SETTLEMENT AND
FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis.

"When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due.

A fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a fund engages in when-issued or forward delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a fund until it receives payment or delivery from the other party for any of the above transactions.

A fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a fund may earn income on securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                 RISK FACTORS

At the time of settlement, the market value of the security may be more or less than the purchase price. A fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, the fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.

ZERO COUPON, PAY-IN-KIND AND
STEP COUPON SECURITIES

Subject to its investment restrictions, a fund may invest in zero coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Current federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 ("Code"), the fund must distribute its investment company taxable income, including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years the fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which fund expenses could be allocated and may reduce the rate of return for such fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the fund to sell the securities at the time.

Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

LENDING OF FUND SECURITIES

Subject to any applicable investment restriction relating to lending, a fund may lend securities from its portfolio. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; b) the fund must receive any dividends or interest paid by the issuer on such securities; c) the fund must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and d) the fund must receive either interest from the investment of collateral or a fixed fee from the borrower. Securities loaned by the fund remain subject to fluctuations in market value. A fund may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a fund may experience delays in, or be prevented from, recovering the collateral. During a period that a fund seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. A fund may also incur expenses in enforcing its rights. If the fund has sold the loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase. A fund will not lend securities to any adviser or sub-adviser to the fund or their affiliates. By lending its securities, a fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. government securities are used as collateral.

ILLIQUID SECURITIES

Subject to its investment restrictions, a fund may invest its assets in illiquid securities (i.e., securities that are not readily marketable). The Board of Trustees has authorized the sub-advisers to make liquidity determinations with respect to its securities, including Rule 144A securities, commercial paper and municipal lease obligations in accordance with the guidelines established by the Board of Trustees. Under the guidelines, a sub-adviser will consider the following factors in determining whether a Rule 144A security or a municipal lease obligation is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and
4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A fund may be restricted in its ability to sell such securities at a time when the sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a fund may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

EQUITY EQUIVALENTS

In addition to investing in common stocks, a fund may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits a fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

A fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the sub-adviser. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, are an example of the type of derivative security in which a fund might invest.

REPURCHASE AND REVERSE REPURCHASE
AGREEMENTS

Subject to its investment restrictions, a fund may enter into repurchase and reverse repurchase agreements. Reverse repurchase agreements are also subject to the applicable restrictions regarding senior securities. In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or collateral. A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is the policy of a fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the sub-adviser for that fund and approved by the Board of Trustees. In addition, a fund currently intend to invest primarily in repurchase agreements collateralized by cash, U.S. government securities, or money market instruments whose value equals at least 100% of the repurchase price, marked-to-market daily.

In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will segregate with its custodian cash and appropriate liquid assets with a fund's custodian to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties the investment sub-adviser for the fund deems creditworthy and that have been reviewed by the Board of Trustees.

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose a fund to greater fluctuations in the value of its assets.

PASS-THROUGH SECURITIES

A fund may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as a fund.

The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from traditional bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A fund will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest, but is not backed by the full faith and credit of the U.S. government.

The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest, but it is not backed by the full faith and credit of the U.S. government.

Each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, some of a fund's higher yielding mortgage-backed securities may be converted to cash. A fund will then be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Mortgage and asset-backed securities may have periodic income payments or may pay interest at maturity (as is the case with Treasury bills or zero-coupon bonds).

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

HIGH YIELD/HIGH-RISK BONDS

High-yield/high-risk bonds, below investment grade securities (commonly known as "junk bonds") involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody's and Standard & Poor's.

Valuation risks. Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. Such fund, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods.

Liquidity risks. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower rated and nonrated securities; (ii) the value of high yield debt securities held by a fund; (iii) the new asset value of a fund holding such securities; and (iv) the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.

WARRANTS AND RIGHTS

Subject to its investment restrictions, a fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

U.S. GOVERNMENT SECURITIES

Examples of the types of U.S. government securities that a fund may hold include, in addition to those described in the prospectus and direct obligations of the U.S. Treas-ury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, a fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.

TURNOVER RATE

As stated in the prospectus, the fund generally intends to purchase and sell securities as deemed appropriate by the fund's sub-adviser to further the fund's stated investment objective, and the rate of fund turnover is not expected to be a limiting factor when changes are deemed to be appropriate.

These percentages are calculated by dividing the lesser of purchases or sales of fund securities during the fiscal year by the monthly average of the value of such securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). For example, a fund turnover rate of 100% would mean that all of a fund's securities (except those excluded from the calculation) were replaced once in a period of one year. A high rate of fund turnover generally involves correspondingly greater brokerage commission expenses.

Turnover rates may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of the fund's shares and by requirements, the satisfaction of which enable the fund to receive favorable tax treatment. Because the rate of fund turnover is not a limiting factor, particular holdings may be sold at any time if investment judgment or fund operations make a sale advisable. As a result, the annual fund turnover rate in future years may exceed the percentage shown above.

INVESTMENT ADVISORY AND OTHER SERVICES

IDEX Mutual Funds has entered into a Management and Investment Advisory Agreement ("Advisory Agreement") on behalf of the fund with AEGON Transamerica Fund Advisers, Inc. ("ATFA"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. ATFA supervises the fund's investments and conducts its investment program. Prior to January 1, 2002, IDEX Management, Inc. ("IMI"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716 served as investment adviser to the Fund.

INVESTMENT ADVISORY AGREEMENT

The Advisory Agreements, dated as of July 1, 2002, provides that ATFA will perform the following services or cause them to be performed by others:
(a) furnish to the fund investment advice and recommendations;
(b) be responsible for the administration of each fund;
(c) cause the officers of ATFA to attend meetings and furnish oral or written reports, as the Trust may reasonably require, in order to keep the Trustees and appropriate officers of the Trust fully informed as to the conditions of the investment securities of the fund, the investment recommendations of ATFA, and the investment considerations which have given rise to those recommendations; and
(d) supervise the purchase and sale of securities as directed by the appropriate officers of the Trust, including the selection of brokers and dealers to execute such transactions, consistent with paragraph 8 of the agreement.

Investment Adviser Compensation

ATFA receives annual compensation from the fund as follows:


Fund                                     Percentage of Average Daily Net Assets
----                                     --------------------------------------
IDEX Transamerica Large Cap Value        0.75% of the fund's average daily net assets
IDEX Transamerica Convertible Securities 0.75% of the fund's average daily net assets

The duties and responsibilities of the investment adviser are specified in the Advisory Agreement. The Advisory Agreement was approved by the Board of Trustees (including a majority of trustees who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party). The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days' written notice at the option of either the Fund, ATFA or by a vote of shareholders of the fund. The Advisory Agreement provides that it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.

The Advisory Agreement also provides that ATFA shall not be liable to a fund or to any shareholder for any error of judgment or mistke of law or for any loss suffered by a fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of ATFA in the performance of its duties thereunder.

A fund pays its allocable share of the fees and expenses of the fund's non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by a fund or ATFA, expenses of preparing and typesetting periodic reports to shareholders (except for those reports a fund's permit to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of fund shares under federal and state law.

The investment adviser will reimburse a fund, or waive fees, or both, whenever, in any fiscal year, the total cost to the fund of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes and 12b-1 fees, exceeds a certain percentage of the fund's average daily net assets. That percentage for these funds are 0.80%.

Sub-Adviser

Transamerica Investment Management, LLC (TIM) serves as sub-adviser to these funds. TIM is located at 1150 South Olive Street, Suite 2700, Los
Angeles, California 90015. TIM is an affiliate of IDEX and ATFA.

Fund                              Sub-Adviser Sub-Advisory Fee
----                              ----------- ----------------
IDEX Transamercia Large Cap Value TIM         0.35% of the fund's average daily net assets
IDEX Transamerica Convertible     TIM         0.35% of the fund's average daily net assets
Securities

Expense Reimbursement

ATFA has entered into an expense limitation agreement with IDEX on behalf of the fund, pursuant to which ATFA has agreed to reimburse the fund for certain operating expenses so that the total annual operating expenses of the fund does not exceed the total operating expenses specified for the fund (expense cap) in the fund's then-current prospectus. The expense cap does not include extraordinary charges, such as litigation and other expenses not incurred in the ordinary course of the fund's business. IDEX, on behalf of the fund, will at a later date reimburse ATFA for operation expenses previously paid on behalf of such fund during the previous 36 months, but only if, after such reimbursement, the fund's expense ratio does not exceed the expense cap. The agreement had an initial term ending April 30, 2001, and continues automatically for one-year terms unless ATFA provides written notice to IDEX at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or may be terminated by IDEX, without payment of any penalty, upon ninety (90) days' prior written notice to ATFA. For a copy of the agreement, please see the fund's registration statement, on file with the SEC, or visit the SEC's website at www.sec.gov.

SUB-ADVISORY FEES PAID
(Net of Fees Reimbursed)

Information is not included for the funds as they commenced operations in 2002.

ADVISORS

Western Reserve Life Assurance Co. - of Ohio ("WRL") owns 100% of the common stock of ATFA. AUSA Holding Company ("AUSA") owns 100% of the outstanding shares of the Fund's distributor and transfer agent. AUSA is wholly-owned, and WRL is indirectly owned, by AEGON USA, Inc., a financial services holding company located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.

The sub-adviser also serves as investment adviser or sub-adviser to other funds and/or private accounts which may have investment objectives identical or similar to that of the fund. Securities frequently meet the investment objectives of this fund, the other fund and the pri- vate accounts. In such cases, the sub-adviser's decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.

It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the fund. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the fund(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.

                                  DISTRIBUTOR


Effective March 1, 2001 IDEX Mutual Funds entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), located at 4333 Edgewood Rd. NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of the shares of the fund. (Prior to this date InterSecurities, Inc. ("ISI"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716 served as the principal underwriter.) The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the investment advisory agreements discussed above. A discussion of AFSG's responsibilities and charges as principal underwriter of fund shares is set forth in the prospectus.

UNDERWRITING COMMISSIONS

Information is not included for the funds as they commenced operations in 2002.

                            ADMINISTRATIVE SERVICES

AFTA is responsible for the supervision all of the administrative functions, providing office space, and paying its allocable portion of the salaries, fees and expenses of all Fund officers and of those trustees who are affiliated with AFTA. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of the fund and the preparation and filing of the fund's initial registration statements under the 1933 Act and 1940 Act are also paid by the adviser. AFTA has entered into Administrative Services Agreements ("Adminis trative Agreement") with AFSG applicable to the fund. Under each Administrative Agreement, AFSG carries out and supervises all of the administrative functions of the fund and incurs AFTA's expenses related to such functions.

The administrative duties of AFSG with respect to the fund include: providing the fund with office space, tele- phones, office equipment and supplies; paying the compensation of the Fund's officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the Fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the Fund (other than those maintained by the Fund's custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the Fund's custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of the fund; authorizing expenditures and approving bills for payment on behalf of the fund; and providing executive, clerical and secretarial help needed to carry out its duties.

ADMINISTRATIVE FEES

Information is not included for the funds as they commenced operations in 2002.

                CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES
State Street Bank & Trust, 801 Pennsylvania, Kansas City, Missouri 64105-1307, is custodian for the fund. The custodian is not responsible for any of the investment policies or decisions of the fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the fund.

Idex Investor Services, Inc. ("IIS"), P. O. Box 9015, Clearwater, Florida 33758-9015, is the transfer agent for the fund, withholding agent and dividend disbursing agent. IIS is a wholly-owned subsidiary of AUSA Holding Company and thus is an affiliate of ATFA. The fund pays the transfer agent an annual per-account charge of $15.39 for each of its shareholder accounts in existence, $2.73 for each new account opened and $1.63 for each closed account.

State Street Bank & Trust ("State Street") is a provider of data processing and recordkeeping services for the Fund's transfer agent. The fund may use another affiliate of State Street as introducing broker for certain portfolio transactions as a means to reduce expenses through a credit against transfer agency fees with regard to commissions earned by such affiliate. (See "Fund Transactions and Brokerage.") There were no brokerage credits received for the periods ended October 31, 2001, 2000 and 1999.


TRANSFER AGENCY FEES

Information is not included for the funds as they commenced operations in 2002.

                        FUND TRANSACTIONS AND BROKERAGE


Decisions as to the assignment of fund business for the fund and negotiation of commission rates are made by the fund's sub-adviser, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all fund transactions. The Investment Advisory Agreement and Investment Counsel Agreement/Sub-Advisory Agreement for each fund specifically provide that in placing portfolio transactions for the fund, the fund's sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

In selecting brokers and dealers and in negotiating commissions, the fund's sub-adviser considers a number of factors, including but not limited to:

   The sub-adviser's knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;

   The nature of the security being traded;

   The size and type of the transaction;

   The nature and character of the markets for the security to be purchased or sold;

   The desired timing of the trade;

   The activity existing and expected in the market for the particular security;

   The quality of the execution, clearance and settlement services;

   Financial stability;

   The existence of actual or apparent operational problems of any broker or dealer; and

   Research products and services provided.

In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:

   Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;

   Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;

   Access to research analysts, corporate management personnel, industry experts, economists and government officials; and

   Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.

Most of the brokers and dealers used by the funds' sub-adviser provide research and other services described above.

The sub-adviser may use research products and services in servicing other accounts in addition to the fund. If the sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, the sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that the sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for the sub-adviser.

When the fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

The sub-adviser may also consider the sale or recommendation of the fund's shares by a broker or dealer to its customers as a factor in the selection of brokers or dealers to execute portfolio transactions. In placing portfolio business with brokers or dealers, the sub-adviser will seek the best execution of each transaction, and all such brokerage placement must be consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

The sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of ATFA, AFSG or the sub-adviser. The sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Other Affiliates," are lower than those that would otherwise be incurred. Under rules adopted by the SEC, the Fund's Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness.

                             TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS

IDEX is governed by a Board of Trustees. Subject to the supervision of the Board of Trustees, the assets of each fund are managed by an investment adviser and sub-advisers, and by fund managers. The Board of Trustees is responsible for managing the business and affairs of the Fund. It oversees the operation of the Fund by its officers. It also reviews the management of the fund's assets by the investment adviser and sub-advisers. Information about the Directors and officers of the Fund is as follows:

DISINTERESTED TRUSTEES*

                                       Term of                                                      Number of
                                        Office                                                   Funds/Portfolios
                         Position(s)  and length             Principal Occupation(s)               overseen by
                            held       of time                    or Employment                     Trustee in
Name, Address & Age       With IDEX     served                 in the past 5 years                 Fund Complex
-------------------     ------------- ---------- ----------------------------------------------- ----------------
Peter R. Brown          Vice Chairman  1986-     Chairman of the Board, Peter Brown                All IDEX
11180 6th Street East                  present   Construction Company (construction                funds (38)
Treasure Island,                                 contractors and engineers), Largo, Florida        All AEGON/
Florida 33708                                    (1963-2000); Vice Chairman and Director,          Transamerica
(DOB 5/10/28)                                    AEGON/Transamerica Series Fund, Inc.; Rear        Series Fund,
                                                 Admiral (Ret.) U.S. Navy Reserve, Civil           Inc.
                                                 Engineer Corps.                                   ("ATSF")
                                                                                                   portfolios (55)
Charles C. Harris       Trustee        1994-     Director, AEGON/Transamerica Series Fund,         All IDEX
35 Winston Drive                       present   Inc. (1986-present)                               funds (38)
Clearwater,                                                                                        All ATSF
Florida 33756                                                                                      Portfolios
(DOB 7/15/30)                                                                                      (33)
Russell A. Kimball, Jr. Trustee        2002-     Director, AEGON/Transamerica Series Fund,         All of IDEX
1160 Gulf Boulevard                    present   Inc. (1986-present); General Manager,             Funds (38)
Clearwater Beach,                                Sheraton Sand Key Resort (resort hotel),          All ATSF
Florida 34630                                    Clearwater, Florida (1975-present)                Portfolios
(DOB 8/17/44)                                                                                      (55)
Jack E. Zimmerman       Trustee        1986-     Director (December, 1987-present), Western        All IDEX
6778 Rosezita Lane                     present   Reserve Life Assurance Co. of Ohio; currently     funds (38)
Dayton,                                          retired; formerly, Director, Regional Marketing
Ohio 45459                                       of Marietta Corporation (aerospace industry)
(DOB 2/3/28)                                     and Director of Strategic Planning of Martin
                                                 Marietta Baltimore Aerospace. Mr. Zimmerman
                                                 is also the brother-in-law of John R. Kenney,
                                                 Chairman of the Fund.
William W. Short, Jr.   Trustee        1986-     Director, AEGON/Transamerica Series Fund,         All IDEX
12420 73rd Court                       present   Inc. (2000-present); President and majority       funds (38)
Largo,                                           shareholder of Short's, Inc. (men's retail        All ATSF
Florida 33773                                    apparel); Chairman of Southern Apparel            Portfolios
(DOB 2/25/36)                                    Corporation, S.A.C. Apparel Corporation and       (55)
                                                 S.A.C. Distributors (nationwide wholesale
                                                 apparel distributors), Largo, Florida.

                                        Term of                                                     Number of
                                         Office                                                  Funds/Portfolios
                           Position(s) and length            Principal Occupation(s)               overseen by
                              held      of time                   or Employment                     Trustee in
Name, Address & Age         With IDEX    served                in the past 5 years                 Fund Complex
-------------------        ----------- ---------- ---------------------------------------------- ----------------
Daniel Calabria             Trustee     1996-     Director, AEGON/Transamerica Series Fund,      All IDEX
7068 S. Shore Drive So.,                present   Inc. (2001-present); Trustee (1993-present)    funds (38)
South Pasadena,                                   and President (1993-1995) of the Florida Tax   All ATSF
Florida 33707                                     Free Funds (mutual funds); President and       Portfolios (55)
(DOB 3/5/36)                                      Director (1995) of Sun Chiropractic Clinics,
                                                  Inc., Executive Vice President (1993-1995),
                                                  William R. Hough & Co. (investment adviser,
                                                  municipal bond and underwriting firm).
Janice B. Case              Trustee     2002-     Director, AEGON/Transamerica Series Fund,      All IDEX
205 Palm Island NW                      present   Inc. (2001-present); Senior Vice President     funds (38)
Clearwater,                                       (1996-2000), Vice President (1990-1996),       All ATSF
Florida 33767                                     Director of Customer Service & Marketing       Portfolios (55)
(DOB 9/27/52)                                     (1987-1990), Florida Power Corporation,
                                                  St. Petersburg, Florida.
Leo Hill                    Trustee     2002 -    Director, AEGON/Transamerica Series Fund,      All IDEX
2101 N. Main St.                        present   Inc. (2001-present); Owner, Prestige Lincoln-  funds (38)
Gainsville,                                       Mercury (2001-present); Market President       All ATSF
Florida 32609                                     (1997-1998), NationsBank; President & CEO      Portfolios (55)
                                                  (1994-1997), Barnett Bank of the Treasure
                                                  Coast, Florida.
-----------------
*Mr. James Churchill of Bluffton, South Carolina serves as Trustee Emeritus.

INTERESTED TRUSTEES
John R. Kenney/(1)/         Chairman    1996-     Chairman of the Board, Director and Co-        All IDEX
P. O. Box 5068 Clearwater,              present   CEO of Great Companies, L.L.C.; Chairman       funds (38)
Florida 33758                                     of the Board of Directors, Western Reserve     All ATSF
(DOB 2/8/38)                                      Life Assurance Co. of Ohio; Chairman of the    Portfolios (55)
                                                  Board of Directors (September, 1996-
                                                  December, 2001), President (September,
                                                  1997-December, 2001); AEGON/
                                                  Transamerica Fund Advisers, Inc.
                                                  (investment adviser), St. Petersburg, Florida;
                                                  Chairman of the Board of Directors
                                                  (September 1996-present), AEGON/
                                                  Transamerica Fund Services, Inc., St.
                                                  Petersburg, Florida; Director (December,
                                                  1990-present); IDEX Management, Inc.,
                                                  (investment adviser), St. Petersburg, Florida;
                                                  Trustee and Chairman (September 1996-
                                                  present), AEGON/Transamerica Series
                                                  Fund, Inc. (investment company), St.
                                                  Petersburg, Florida.
Larry Norman                Trustee     2002 -    Director, ATSF (2002-present); President,      All IDEX
4333 Edgewood Road NE                   present   Financial Markets Group, Cedar Rapids, IA      funds (38)
Cedar Rapids, Iowa 52499                          (1998-present); Chairman of Peoples Benefit    All ATSF
(DOB   )                                          Life Insurance Company and Transamerica        Portfolios (55)
                                                  Life Insurance Company (1998-present).

                                              Term of                                                      Number of
                                               Office                                                   Funds/Portfolios
                                Position(s)  and length             Principal Occupation(s)               overseen by
                                   held       of time                    or Employment                     Trustee in
Name, Address & Age              With IDEX     served                 in the past 5 years                 Fund Complex
-------------------            ------------- ---------- ----------------------------------------------- ----------------
OFFICERS
Brian Scott/(1)(2)/            President,     2002-     President & Chief Executive Officer of ATSF           N/A
(DOB 9/29/43)                  Chief          present   (2002-present); President of Endeavor
                               Executive                Management Co. from June, 2001 to
                               Officer                  December 2001; President since June 2001,
                                                        Director and Chief Executive Officer since
                                                        December, 2001 of AEGON/Transamerica
                                                        Fund Advisers, Inc.; Director, President and
                                                        Chief Executive Officer of IDEX
                                                        Management, Inc. (2001-present); Director,
                                                        IDEX Investor Services, Inc. (January, 2002-
                                                        present); Director, President & Chief
                                                        Operating Officer of AEGON/Transamerica
                                                        Fund Services, Inc. (January 2002-present);
                                                        from June, 1992 to June, 2001, Chief
                                                        Marketing Officer of the Financial Markets
                                                        Division of AEGON
John K. Carter, Esq. /(1)(2)/  Vice           1999-     General Counsel, Vice President & Secretary           N/A
(DOB 4/24/61)                  President,     present   of ATSF, AEGON/Transamerica Fund
                               General                  Advisers, Inc., IDEX Investor Services, Inc.;
                               Counsel and              AEGON/Transamerica Fund Advisers, Inc.
                               Secretary                (1999-present); General Counsel, Vice
                                                        President, Compliance Officer and Secretary
                                                        of IDEX Management, Inc. (2000-present);
                                                        Vice President & Counsel (June, 2000-
                                                        present) Western Reserve Life Assurance
                                                        Co. of Ohio; Vice President & Counsel
                                                        (March 1997-May, 1999) of Salomon Smith
                                                        Barney; Assistant Vice President, Associate
                                                        Corporate Counsel and Trust Officer
                                                        (September 1993-1997) of Franklin
                                                        Templeton Mutual Funds.
Christopher G. Roetzer/ (1,2)/ Vice                     Vice President and Principal Accounting               N/A
(DOB 1/11/63)                  President,               Officer, ATSF; Vice President, ATFS; Vice
                               Assistant                President (December 2000-present), AFSG
                               Treasurer and            Securities Corp. (underwriter); Vice
                               Principal                President, Fund Financial Reporting and
                               Accounting               Control (October, 1996-present), and
                               Officer                  Assistant Vice President (May, 1988-
                                                        October, 1996), Idex Investor Services, Inc.
                                                        (transfer agent); Vice President (April, 2000-
                                                        present) and Assistant Vice President
                                                        (November, 1990-April, 2000), Idex
                                                        Management, Inc. (investment adviser);
                                                        Assistant Vice President (May, 1988-
                                                        present), InterSecurities, Inc. (broker-dealer/
                                                        underwriter).

                                         Term of                                                    Number of
                                          Office                                                 Funds/Portfolios
                           Position(s)  and length            Principal Occupation(s)              overseen by
                              held       of time                   or Employment                    Trustee in
Name, Address & Age         With IDEX     served                in the past 5 years                Fund Complex
-------------------       ------------- ---------- --------------------------------------------- ----------------
Thomas R. Moriarty/(1,2)/ Executive                Executive Vice President, AEGON/                    N/A
(DOB 5/3/51)              Vice                     Transamerica Fund Services, Inc. ("ATFS");
                          President,               Executive Vice President, AEGON/
                          Treasurer and            Transamerica Fund Advisers, Inc.; Chairman
                          Principal                (November, 1999-present), President and
                          Financial                CEO (April, 1999-present) and Senior Vice
                          Officer                  President (June, 1991-April, 1999),
                                                   InterSecurities (broker-dealer/underwriter);
                                                   Senior Vice President (September, 2000-
                                                   present) and Vice President (April, 1993-
                                                   September, 2000), Western Reserve Life
                                                   Assurance Co. of Ohio; Director (April, 1994-
                                                   present), President and CEO (November,
                                                   1999-present) and Senior Vice President
                                                   (June, 1991-November, 1999), Idex Investor
                                                   Services, Inc. (transfer agent); Director
                                                   (June, 1998-present), President and CEO
                                                   (November, 1999-present) and Vice
                                                   President (November, 1990-November,
                                                   1999), Idex Management, Inc. (investment
                                                   adviser); Vice President (December, 1999-
                                                   present), AFSG Securities Corp.
                                                   (underwriter).

-----------------
(1)Interested Person, as defined in the 1940 Act, and affiliated person of Investment Adviser.
(2)The principal business address is 570 Carillon Parkway, St. Petersburg, Florida 33716.

Trustee Ownership of Equity Securities

The Trustees of the Fund did not beneficially own shares of any of the IDEX funds as of December 31, 2001, except as set forth in the following table:

                                                   Aggregate Dollar Range of
                                                   Equity Securities in all
                                                   Funds Overseen by Trustee
                            Dollar Range of Equity  in Family of Investment
    Name of Trustee         Securities in the Fund         Companies
    ---------------         ---------------------- -------------------------
    Peter R. Brown                $   68,656              $   68,656
    Charles C. Harris             $        0              $        0
    Russell A. Kimball, Jr.       $  792,173              $  792,173
    Jack E. Zimmerman             $  314,722              $  314,722
    William W. Short, Jr.         $  686,780              $  686,780
    Daniel Calabria               $    2,042              $    2,042
    Janice B. Case                $        0              $        0
    John R. Kenney                $2,135,456              $2,135,456
    Leo Hill                      $43,395.51              $43,395.51

Conflicts of Interest

The following table sets forth information about securities beneficially owned by each Independent Trustee or members of his or her family representing interests in the Manager, Advisers or Distributor of the Fund, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Trustee's spouse, children residing in the household and dependents of the Trustee.

                        Name of Owner(s) and Relationships                         Value of
Name of Trustee                     to Trustee             Company Title of Class Securities Percent of Class
---------------         ---------------------------------- ------- -------------- ---------- ----------------
Peter R. Brown            Marina D. Brown, spouse           IDEX        A          $ 14,182          0
Charles C. Harris         N/A                               N/A         N/A        N/A             N/A
Russell A. Kimball, Jr.   Martha A. Kimball, spouse         IDEX        A          $ 68,179          0
Jack E. Zimmerman         Patricia A. Zimmerman, spouse     IDEX        A          $314,722          0
William W. Short, Jr.     Joyce J. Short, spouse            IDEX        A          $  2,354          0
Daniel Calabria           N/A                               N/A         N/A        N/A             N/A
Janice B. Case            N/A                               N/A         N/A        N/A             N/A
Leo Hill                  N/A                               N/A         N/A        N/A             N/A

The Fund pays no salaries or compensation to any of its officers, all of whom are officers or employees of either ISI, AFTA or their affiliates. Disinterested Trustees (i.e., Trustees who are not affiliated with AFSG, AFTA or any of the sub-advisers) receive for each regular Board meeting: (a) a total annual retainer fee of $20,000 from the IDEX funds, of which the IDEX funds pay a pro rata share allocable to each fund based on the relative assets of the fund; plus (b) $4,000 and incidental expenses per meeting attended. Five of the Disinterested Trustees have been elected to serve on the Fund's Audit Committee, which meets twice annually. These include: Peter Brown, Chairman; William Short; Russell Kimball; Charles Harris and Leo Hill. Each Audit Committee member receives a total of $3,000 per Audit Committee meeting attended in addition to the regular meetings attended. In addition, the Audit Committee Chairman received a supplemental fee of $1,000 per Audit committee attendance. In the case of a Special Board Meeting, each of the Disinterested Trustees receives a fee of $2,500 plus incidental expenses per special meeting attended, in addition to the regular meetings attended. Any fees and expenses paid to Trustees who are affiliates of AFTA or AFSG are paid by AFTA and/or AFSG and not by the funds.


Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to Trustees who are not interested persons of the Fund. Under the Plan, compensation may be deferred that would otherwise be payable by the Fund and/or AEGON/Transamerica Series Fund, Inc., to a Disinterested Trustee or Director on a current basis for services rendered as Trustee or Director. Deferred compensation amounts will accumulate based on the value of Class A shares of a fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Plan will have any impact on the funds.


The following table provides compensation amounts paid to Disinterested Trustees of the Fund for the fiscal year ended October 31, 2001.

                              COMPENSATION TABLE

                                             Aggregate           Pension Or Retirement    Total Compensation Paid to
                                         Compensation From    Benefits Accrued As Part of     Trustees from Fund
Name of Person, Position              IDEX Mutual Funds/(1)/         Fund Expenses               Complex/(2)/
------------------------              ----------------------- --------------------------- --------------------------
                                      For Year Ended 10/31/01       As of 10/31/01                 10/31/01
Peter R. Brown, Trustee..............        $ 45,500                  $     --                    $ 88,500
Daniel Calabria, Trustee.............        $ 30,375                  $ 30,625                    $ 61,000
James L. Churchill, Trustee/(3)/.....        $  5,500                  $ 17,500                    $ 23,000
Charles C. Harris, Trustee...........        $ 36,400                  $ 15,800                    $ 84,500
Julian A. Lerner, Trustee/(4)/.......        $ 10,000                  $     --                    $ 10,000
William W. Short, Jr., Trustee.......        $ 38,750                  $  6,750                    $ 87,500
Jack E. Zimmerman, Trustee...........        $ 40,500                  $     --                    $ 40,500
Janice B. Case, Trustee/(5)/.........        $     --                  $     --                    $ 20,500
Russell A. Kimball, Jr., Trustee/(5)/        $     --                  $     --                    $ 39,000
Leo Hill, Trustee/(6)/...............        $     --                  $ 10,250                    $ 10,250
                                             --------                  --------                    --------
Total................................        $207,025                  $ 80,925                    $464,750

-----------------
(1)Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the year ended October 31, 2001 were as follows: Peter R. Brown, $7,265; Daniel Calabria, $32,670; James L. Churchill, $24,343; William W. Short, Jr., $9,903; Charles Harris, $16,377, Russell A. Kimball, Jr., $39,000 and Jack
   E. Zimmerman, $8,438.
(2)The Fund Complex consists of IDEX Mutual Funds and AEGON/Transamerica Series Fund, Inc.

(3)Mr. Churchill resigned from the Board effective March 27, 2001 and is now serving as Trustee Emeritus.
(4)Effective January 1, 2002, Mr. Lerner ended his term as Trustee Emeritus.
(5)Effective March 1, 2002, Ms. Case and Mr. Kimball were elected as Trustees of the Fund.
(6)Effective March 18, 2002, Mr. Hill was elected as a Trustee of the Fund.

The Board of Trustees has adopted a policy whereby any Disinterested Trustee of the Fund in office on September 1, 1990 who has served at least three years as a trustee may, subject to certain limitations, elect upon his resignation to serve as a trustee emeritus for a period of two years. A trustee emeritus has no authority, power or responsibility with respect to any matter of the Fund. While serving as such, a trustee emeritus is entitled to receive from the Fund an annual fee equal to one-half the fee then payable per annum to Disinterested Trustees of the Fund, plus reimbursement of expenses incurred for attendance at Board meetings.


The Fund has an Executive Committee whose members currently are John R. Kenney, Larry Norman and Peter R. Brown. The Executive Committee may perform all of the functions which may be performed by the Board of Trustees, except as set forth in the Declaration of Trust and By-Laws of the Fund or as prohibited by applicable law.

During the fiscal year ended October 31, 2001, the Fund paid $353,996 in trustees fees and expenses and $32,030 in trustee emeritus fees or expenses. As of January 30, 2002, the trustees and officers held in the aggregate less than 1% of the outstanding shares of each of the IDEX funds.

                              PURCHASE OF SHARES

As stated in the prospectus, this SAI offers investors institutional shares only which can be purchased through AFSG or through broker-dealers or other financial institutions that have sales agreements with AFSG. Shares of the fund are sold at the net asset value per share as determined at the close of the regular session of business on the New York Stock Exchange next occurring after a purchase order is received and accepted by the fund. The prospectus contains detailed information about the purchase of fund shares.


                         NET ASSET VALUE DETERMINATION

Net asset value is determined separately for each class of shares of the fund on each day as of the close of the regular session of business on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time, Monday through Friday, except on: (i) days on which changes in the value of portfolio securities will not materially affect the net asset value of a particular class of shares of the fund; (ii) days during which no shares of the fund are tendered for redemption and no orders to purchase shares of the fund are received; or (iii) customary national holidays on which the Exchange is closed. The per share net asset value of each class of shares of the fund is determined by adding the fund's total assets, subtracting liabilities and dividing by the number of shares outstanding. The Investment securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign), or on the NASDAQ National Market. Investment securities traded on the over-the-counter market and listed securities for which no sales are reported for the trading period immediately preceding the time of determination are valued at the last bid price. Foreign currency denominated assets and liabilities are converted into U.S. dollars at the closing exchange rate each day. Other securities for which quotations are not readily available are valued at fair values determined in such manner as the fund's sub-adviser, under the supervision of the Board of Trustees, decides in good faith.

                       DIVIDENDS AND OTHER DISTRIBUTIONS

An investor may choose among several options with respect to dividends and capital gains distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date unless the shareholder has elected another distribution option as described in the prospectus. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date.

                             SHAREHOLDER ACCOUNTS

Detailed information about general procedures for Shareholder Accounts and specific types of accounts is set forth in the prospectus.

                               RETIREMENT PLANS

The Fund offers several types of retirement plans that an investor may establish to invest in shares of the fund with tax deductible dollars. Prototype retirement plans for both corporations and self-employed individuals, and for Individual Retirement Accounts and Simplified Employee Pension Plans are available by calling or writing IDEX Customer Service. These plans require the completion of separate applications which are also available from IDEX Customer Service. State Street Bank & Trust, Kansas City, Missouri, acts as the custodian or trustee under these plans for which it charges an annual fee of up to $15.00 on each such account with a maximum of $30.00 per tax identification number. However, if your retirement plan is under custody of State Street and your combined retirement account balances per taxpayer identification number are more than $50,000, there is generally no fee. To receive additional information or forms on these plans, please call IDEX Customer Service at 1-888-233-4339 (toll free) or write to Idex Investor Services, Inc. at P.O. Box 9015, Clearwater, Florida 33758- 9015. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax advisor with respect to the requirements of such plans and the tax aspects thereof.

                             REDEMPTION OF SHARES

Shareholders may redeem their shares at any time at any price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the fund's net assets at the time of redemption. The prospectus describes the requirements and procedures for the redemption of shares.

Shares will normally be redeemed for cash, although the fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. The Fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Determination," and such valuation will be made as of the same time the re demption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to the Fund.

Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.

                                     TAXES


Each fund intends to qualify and expects to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to a fund, these requirements include the following: (1) a fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If a fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then the fund should have little or no income taxable to it under the Code. Shareholders of a regulated investment company generally are required to include these distributions as ordinary income, to the extent the distributions are attributable as the RICs investment income, net short-term capital gain, and certain net realized foreign exchange gains, or as capital gains, to the extent of the RICs net capital gain (i.e., net long-term capital gains over net short-term capital losses). If a fund fails to qualify as a regulated investment company, a fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the fund's available earnings and profits.

A fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. A fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

Dividends and interest received by a fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. Tax conventions preclude the imposition of such taxes.

A fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" re- ceived on the stock of a PFIC or of any gain on disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. If such a tax is imposed on a fund, the balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to the fund to the extent that the income is distributed to its shareholders. If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, a fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

In addition, another election may be available that would involve marking to market a fund's PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized as of such date although any such gains will be ordinary income rather than capital gain. If this election were made, tax at the fund level under the excess distribution rules would be eliminated, but a fund could incur nondeductible interest charges. A fund's intention to qualify annually as a regulated investment company may limit the fund's ability to make an election with respect to PFIC stock.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a fund. In order to comply with the diversification and other requirements applicable to RICs, a fund may not be able to buy or sell certain securities at certain times, so the investments utilized (and the time at which such investments are purchased and sold) may be different from what the fund might otherwise believe to be desirable. Income from foreign currencies (except certain gains therefrom that could be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by a fund with respect to its business of investing in securities or foreign currencies, generally will qualify as permissible income under the Income Requirement.

The treatment of income dividends and capital gains distributions by a fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of a fund's management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

                                 MISCELLANEOUS

ORGANIZATION

The funds are series of the IDEX Mutual Funds, a Massachusetts business trust that was formed by a Declaration of Trust dated January 7, 1986. The Trust currently is governed by a Restatement of Declaration of Trust ("Declaration of Trust") dated as of August 30, 1991.

On September 20, 1996 in a tax-free reorganization, IDEX Janus Growth (formerly IDEX II Growth Fund) acquired all of the assets and assumed all of the liabilities of IDEX Fund and IDEX Fund 3 in exchange for Class T shares of IDEX Janus Growth which were then distributed on a pro rata basis to the respective shareholders of IDEX Fund and IDEX Fund 3. Upon closing of the reorganization, IDEX II Series Fund changed its name to IDEX Series Fund. IDEX Series Fund became IDEX Mutual Funds effective March 1, 1999.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest. Shares of the Fund are fully paid and nonassessable when issued. Shares of the Fund have no preemptive, cumulative voting, conversion or subscription rights. Shares of the Fund are fully transferable but the Fund is not bound to recognize any transfer until it is recorded on the books.

The shares of beneficial interest of the funds are divided into five classes, Class A, Class B, Class C, Class M and Class I shares. This SAI is for Class I only. There are no sales charges or 12b-1 fees. The Fund does not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same fund by virtue of these classes. On an ongoing basis, the Board of Trustees will consider whether any such conflict exists and, if so, take appropriate action. On any matter submitted to a vote of shareholders of a series or class, each full issued and outstanding share of that series or class has one vote.

The Declaration of Trust provides that each of the Trustees will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy or removal. A meeting will be called for the election of trustees upon the written request of holders of 10% or more of the outstanding shares of the Fund. Vacancies may be filled by a majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Therefore, it is not anticipated that annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize the Fund, to amend the Declaration of Trust, on whether to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Fund's bylaws or the Trustees.

LEGAL COUNSEL AND INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as counsel to the Fund and certain of its affiliates. PricewaterhouseCoopers LLP, 101 E. Kennedy Blvd., Suite 1500, Tampa, Florida 33602-4319 serves as independent certified public accountants for the Fund.

REGISTRATION STATEMENT

This SAI and the prospectus for the Fund do not contain all the information set forth in the registration statement and exhibits relating thereto, which the Fund has filed with the SEC, Washington, D.C. under the 1933 Act and the 1940 Act, to which reference is hereby made.

                            PERFORMANCE INFORMATION

Quotations of average annual total return for a particular class of shares of the fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the fund over periods of 1, 5, and 10 years. These are the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                P(1 + T)n = ERV

(where P = a hypothetical initial investment of $1,000; T = the average annual total return; N = the number of years; and ERV = the ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period). All average annual total return figures reflect the deduction of a proportionate share of the fund's expenses on an annual basis, and assume that the maximum sales load (Class A and M shares) is deducted from the initial $1,000 investment and all dividends and distributions are paid in additional shares.

From time to time in advertisements or sales material, the fund may present and discuss its performance rankings and/or ratings or other information as published by recognized mutual fund statistical services or by publications of general interest such as Wall Street Journal, Boston Globe, New York Times, Los Angeles Times, Christian Science Monitor, USA Today, Tampa Tribune, St. Petersburg Times, Financial Times, Hartford Current, International Herald Tribune, Investor's Business Daily, Boston Herald, Washington Post, Kiplinger's Washington Letter, Kiplinger's Tax Report, Kiplinger's Personal Finance Magazine, Barron's, Business Week, Financial Services Week, National Underwriter, Time, Newsweek, Pensions & Investments, U.S. News and World Report, Morningstar Mutual Fund Values, Economist, Bank Letter, Boston Business Journal, Research Recommendations, Facs of the Week, Money, Modern Maturity, Forbes, Fortune, Financial Planner, American Banker, U.S. Banker, ABA Banking Journal, Institutional Investor (U.S./Europe), Registered Representative, Independent Agent, American Demographics, Trusts & Estates, Credit Union Management, Personal Investor, New England Business, Business Month, Gentlemen's Quarterly, Employee Research Report, Employee Benefit Plan Review, ICI Mutual Fund News, Succeed, Johnson Charts, Weisenberger Investment Companies Service, Mutual Fund Quarterly, Financial World Magazine, Consumer Reports, Babson-United Mutual Fund Selector and Mutual Fund Encyclopedia (Dearborn Financial Publishing). The fund may also advertise non-standardized performance information which is for a period in addition to those required to be presented, or which provides actual year-by-year return, or any combination thereof, or both. For Class A and Class M shares, non-standardized performance may also be that which does not reflect deduction of the maximum sales charge applicable to Class A and Class M shares or the contingent deferred sales charge applicable to Class B and under certain circumstances Class A and Class M shares. In addition, the fund may, as appropriate, compare its performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and in-flation indices, such as the Consumer Price Index. The fund may also advertise various methods of investing including, among others, dollar cost averaging, and may use compounding illustrations to show the results of such investment methods.

                             FINANCIAL STATEMENTS

(Information is not included for the funds as they commenced operations in 2002.)

                                  APPENDIX A

               CERTAIN SECURITIES IN WHICH THE FUNDS MAY INVEST

II.  OBLIGATIONS IN WHICH A FUND MAY INVEST (UNLESS OTHERWISE NOTED)

The fund may invest in the following obligations for temporary defensive purposes or as otherwise described in the prospectus.

A.  U.S. Government Obligations

As described in the prospectus, a fund may invest in some or all of the following types of direct obligations of the federal government, issued by the Department of the Treasury, and backed by the full faith and credit of the federal government.

Treasury Bills. Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

Treasury Notes. Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

Treasury Bonds. Treasury bonds are longer-term interest bearing obligations with original maturities from 5 to 30 years.

B.  Obligations of Federal Agencies, Instrumentalities and Authorities

Certain federal agencies have been established as instrumentalities of the United States government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Banks for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks ("FHLB"), Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, and Tennessee Valley Authority ("TVA"). Issues of these agencies, while not direct obligations of the United States government, are either backed by the full faith and credit of the United States (e.g., GNMA Certificates or certain TVA bonds) or are guaranteed by the Treasury (e.g., certain other TVA bonds) or supported by the issuing agencies' right to borrow from the Treasury (e.g., FHLB and FNMA bonds). There can be no assurance that the United States government itself will pay interest and principal on securities as to which it is not legally obligated to do so.

C.  Certificates of Deposit and Time Deposits

A time deposit is a non-negotiable interest-bearing deposit with a bank which generally cannot be withdrawn prior to a specified maturity date without substantial interest penalties. A certificate of deposit ("CD") is a negotiable instrument issued by a bank against a time deposit. CDs normally can be traded in the secondary market prior to maturity, and are thus more liquid than other forms of time deposits. The fund will only invest in U.S. dollar denominated time deposits and CDs representing deposits in U.S. banks with assets of $1 billion or more, whose deposits are insured by the Federal Deposit Insurance Corporation.

D.  Commercial Paper

Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.

E.  Bankers' Acceptances

A bankers' acceptance is a negotiable short-term draft, generally arising from a bank customer's commercial transaction with another party, with payment due for the transaction on the maturity date of the customer's draft. The draft becomes a bankers' acceptance when the bank, upon fulfillment of the obligations of the third party, accepts the draft for later payment at maturity, thus adding the bank's guarantee of payment to its customer's own obligation. In effect, a bankers' acceptance is a post-dated certified check payable to its bearer at maturity. Such acceptances are highly liquid, but are subject to the risk that both the customer and the accepting bank will be unable to pay at maturity. The fund may invest in U.S. dollar denominated bankers' acceptances issued by U.S. banks, their foreign branches, and by U.S. branches of foreign banks.

F.  Repurchase Agreements for U.S. Government Securities

Subject to its investment restrictions, a fund may enter into repurchase agreements with banks and dealers for securities of or guaranteed by the U.S. government, under which the fund purchases securities and agrees to resell the securities at an agreed upon time and at an agreed upon price. The difference between the amount a fund pays for the securities and the amount it receives upon resale is accrued as interest and reflected in a fund's net investment income. When a fund enters into repurchase agreements, it relies on the seller to repurchase the securities. Failure to do so may result in a loss for a fund if the market value of the securities is less than the repurchase price. Under the 1940 Act, repurchase agreements may be considered collateralized loans by a fund.

At the time a fund enters into a repurchase agreement, the value of the underlying security including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the underlying security including accrued interest will continue to be at least equal to the value of the repurchase agreement.

Although repurchase agreements carry certain risks not associated with direct investment in securities, a fund intends to enter into repurchase agreements only with banks and dealers in transactions which a fund's sub-adviser believes present minimal credit risks in accordance with guidelines adopted by the Trustees. To the extent that proceeds from any sales of collateral upon a default in the counterparty's obligation to repurchase were less than the repurchase price, a fund would suffer a loss. If the counterpart's petitions for bankruptcy or otherwise becomes subject to bankruptcy or liquidation proceedings, there might be restrictions on the fund's ability to sell the collateral and the fund could suffer a loss.

III.  OTHER SECURITIES IN WHICH THE FUND MAY INVEST

A.  Corporate Debt Securities

A fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities," or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

B.  International Agency Obligations

A fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. A fund may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

C.  Bank Obligations or Savings and Loan Obligations

Subject to its investment restrictions, a fund may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations ("S&L's"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location -- the strength of the local economy will often affect financial institutions in the region, (b) asset mix -- institutions with substantial loans in a troubled industry may be weakened by those loans, and
(c) amount of equity capital -- under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by a fund, but a fund is not restricted to obligations or institutions which satisfy specified quality criteria.

D.  Variable or Floating Rate Securities

Subject to its investment restrictions, a fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

E.  Preferred Stocks

Subject to a fund's investment restrictions, a fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

F.  Convertible Securities

Subject to its investment restrictions, a fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.

G.  Common Stocks

Subject to its investment restrictions, a fund may invest in common stocks. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

                                IDEX MUTUAL FUNDS

                                OTHER INFORMATION
PART C

ITEM 23.          EXHIBITS

     List all exhibits filed as part of the Registration Statement.

       (a)  Restatement of Declaration of Trust (1)

       (b)  Bylaws, as amended (1)

       (c)  Not Applicable

       (d)  (1) Management and Investment Advisory Agreement



                (aa)     IDEX Alger Aggressive Growth (1)
                (bb)     IDEX GE International Equity (1)
                (cc)     Agreement for IDEX JCC Capital Appreciation,
                         Global, Growth, Balanced and Flexible Income (6)
                (dd)     IDEX NWQ Value Equity (2)
                (ee)     IDEX LKCM Strategic Total Return (1)
                (ff)     IDEX Transamerica Value Balanced (19)
                (gg)     IDEX Transamerica Conservative High Yield Bond (19)
                (hh)     IDEX Federated Tax Exempt (1)
                (ii)     Form of IDEX Goldman Sachs Growth, IDEX T. Rowe Price Tax-Efficient, IDEX Salomon All Cap,
                         IDEX Pilgrim Baxter Mid Cap Growth, and IDEX T. Rowe Price Small Cap(6)
                (jj)     Form of Agreement for IDEX GE U.S. Equity, IDEX Transamerica Small Company, IDEX Transamerica Equity and
                         IDEX Pilgrim Baxter Technology (10)
                (kk)     Form of Agreement for IDEX Great Companies - America(sm), IDEX Great Companies - Technology(sm) (12)
                (ll)     Form of Agreement for IDEX Federated Tax Exempt (12)
                (mm)     Form of Agreement for IDEX Great Companies - Global2 and IDEX Gabelli Global Growth (14)
                (oo)     Form of Agreement for IDEX JCC Growth & Income (15)
                (pp)     Form of Investment Advisory Agreement for IDEX American Century International, IDEX American Century Income
                         & Growth and IDEX Isabelle Small Cap Value (17)
                (qq)     Form of Investment  Advisory Agreement for IDEX Conservative Asset Allocation, IDEX Moderate Asset
                         Allocation, IDEX Moderately Aggressive Asset Allocation, IDEX Aggressive Asset Allocation, IDEX
                         Transamerica Money Market,  IDEX Transamerica  Convertible  Securities,  IDEX PIMCO Total Return, IDEX
                         Salomon Investors Value, and IDEX T. Rowe Price Health Sciences (20)
                (rr)     Form of Investment Advisory Agreement for IDEX Transamerica Large Cap Value. (23)

            (2) Investment Counsel (Sub-Advisory) Agreement
                (aa)     IDEX Alger Aggressive Growth (1)
                (bb)     Form of Agreement for IDEX Janus Capital Appreciation, IDEX Janus Global,
                         IDEX Janus Growth, IDEX Janus Balanced and IDEX Janus Flexible Income (20)
                (cc)     IDEX LKCM Strategic Total Return (1)
                (dd)     IDEX Transamerica Value Balanced
                (ee)     IDEX Transamerica Conservative High Yield Bond (1)
                (ff)     IDEX Federated Tax Exempt (1)

                (gg)  Form of Agreement for IDEX Goldman Sachs Growth (6)
                (hh)  Form of Agreement for IDEX T. Rowe Price Tax-Efficient and Small Cap (6)
                (ii)  Form of Agreement for IDEX Salomon All Cap (6)
                (jj)  Form of Agreement for IDEX Pilgrim Baxter Mid Cap Growth (6)
                (kk)  Form of Agreement for IDEX Pilgrim Baxter Technology (11)
                (ll)  Form of Agreement for IDEX Transamerica Small Company and IDEX Transamerica Equity (10)
                (mm)  Form of Agreement for IDEX Great Companies - America(sm) and IDEX Great Companies- Technology(sm) (12)
                (nn)  Form of Agreement for IDEX Federated Tax Exempt (12)
                (oo)  Form of Agreement for IDEX Great Companies - Global2 (14)
                (pp)  Form of Agreement for IDEX Gabelli Global Growth (14)
                (qq)  Form of Agreement for IDEX JCC Growth & Income (15)
                (rr)  Form of Agreement for IDEX American Century International and IDEX American Century Income & Growth (17)
                (ss)  Form of Agreement for IDEX Isabelle Small Cap Value (17)
                (tt)  Form of Agreement for IDEX Transamerica Convertible Securities, and IDEX Transamerica Money Market (20)
                (uu)  Form of Agreement for IDEX PIMCO Total Return (20)
                (vv)  Form of Agreement for IDEX T. Rowe Price Health Sciences (20)
                (ww)  Form of Agreement for IDEX Salomon Investors Value (20)
                (xx)  Form of Agreement for IDEX Transamerica Large Cap Value (23)




         (e)  Underwriting Agreement
                (1)    Dealer's Sales Agreement (22)
                (2)    Service Agreement (9)
                (3)    Wholesaler's Agreement (3)

         (f)  Trustees/Directors Deferred Compensation Plan (2)

         (g)  Custody Agreement (2)

         (h)    (1)    Transfer Agency Agreement with Idex Investor Services, Inc. (1)
                (2)    Administrative Services Agreements:
                       (a) IDEX JCC Capital Appreciation (1)
                       (b) IDEX JCC Global (1)
                       (c) IDEX JCC Growth (1)
                       (d) IDEX JCC Balanced (1)
                       (e) IDEX JCC Flexible Income (1)
                       (f) Form of Agreement for IDEX Alger Aggressive Growth, IDEX LKCM Strategic Total Return, Transamerica
                           Value Balanced, IDEX Transamerica Conservative High Yield Bond and IDEX Federated Tax Exempt. (6)
                       (g) Form of Agreement for IDEX Goldman Sachs Growth, IDEX T. Rowe Price Tax-Efficient, IDEX Salomon All Cap,
                           IDEX Pilgrim Baxter Mid Cap Growth, and IDEX T. Rowe Price Small Cap. (6)
                       (h) Form of Agreement for IDEX Pilgrim  Baxter Technology, IDEX GE U.S. Equity, IDEX Transamerica Small
                           Company and IDEX Transamerica Equity (10)
                       (i) Form of Agreement for IDEX Great Companies - America(sm), IDEX Great Companies - Technology(sm). (12)
                       (j) Form of Agreement for IDEX Great Companies - Global2 and IDEX Gabelli Global Growth. (14)


                       (k)  Form of Agreement for IDEX JCC Growth & Income and IDEX Munder Net50 (16)
                       (l)  Form of Agreement for IDEX American Century International, IDEX American Century Income & Growth and
                            IDEX Isabelle Small Cap Value (17)
                       (m)  Form of Agreement for IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market,
                            IDEX PIMCO Total Return, IDEX T. Rowe Price Health Sciences, IDEX Conservative Asset Allocation, IDEX
                            Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX Aggressive Asset
                            Allocation (20)


                       (n)  Form of Agreement for Class I shares of IDEX Transamerica Large Cap Value and IDEX Convertible


                            Securities (23)
                (3)    Amended and Restated Plan for Multiple Classes of Shares (20)


         (j) (1)  Consent of PricewaterhouseCoopers LLP (22)



             (2)  Consent of Sutherland Asbill & Brennan, LLP (22)



         (k) Financial Statements (22)


         (l) Investment Letter from Sole Shareholder (1)

         (m) (1)  Plan of Distribution under Rule 12b-1 - Class A Shares
                       (aa) IDEX Alger Aggressive Growth (1)
                       (bb) IDEX JCC Capital Appreciation (1)
                       (cc) IDEX JCC Global (1)
                       (dd) IDEX JCC Growth (1)
                       (ee) IDEX LKCM Strategic Total Return (1)
                       (ff) IDEX Transamerica Value Balanced (5)
                       (gg) IDEX JCC Balanced (1)
                       (hh) IDEX JCC Flexible Income (1)
                       (ii) IDEX Transamerica Conservative High Yield Bond (1)
                       (jj) IDEX Federated Tax Exempt (1)
                       (kk) Form of Plan for IDEX Goldman Sachs Growth (6)
                       (ll) Form of Plan for IDEX T. Rowe Price Tax-Efficient (6)
                       (mm) Form of Plan for IDEX Salomon All Cap (6)
                       (nn) Form of Plan for IDEX Pilgrim Baxter Mid Cap Growth (6)
                       (oo) Form of Plan for IDEX T. Rowe Price Small Cap (6)
                       (pp) Form of Plan for IDEX Pilgrim Baxter Technology, IDEX Transamerica Small Company and IDEX
                            Transamerica Equity (10)
                       (qq) Form of Plan for IDEX Great Companies - America(sm) and IDEX Great Companies - Technology(sm) (12)
                       (rr) Form of Plan for IDEX Great Companies - Global2 and IDEX Gabelli Global Growth (14)
                       (ss) Form of Plan for IDEX JCC Growth & Income (15)
                       (tt) Form of Plan for IDEX American Century International, IDEX American Century Income & Growth and IDEX
                            Isabelle Small Cap Value (17)
                       (ww) Amendment to Plan of Distribution under Rule 12b-1 - Class A Shares (19)
                       (xx) Form of Plan for IDEX Transamerica Convertible Securities, IDEX
                            Transamerica Money Market, IDEX PIMCO Total Return, IDEX Conservative Asset
                            Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX
                            Aggressive Asset Allocation (20)

                  (2) Plan of Distribution under Rule 12b-1 - Class B Shares
                      (aa) IDEX Alger Aggressive Growth (1)
                      (bb) IDEX GE International Equity (1)
                      (cc) IDEX JCC Capital Appreciation (1)
                      (dd) IDEX JCC Global (1)
                      (ee) IDEX JCC Growth (1)
                      (ff) IDEX C.A.S.E. Growth (4)
                      (gg) IDEX NWQ Value Equity (1)
                      (hh) IDEX LKCM Strategic Total Return (1)
                      (ii) IDEX Transamerica Value Balanced
                      (jj) IDEX JCC Balanced (1)
                      (kk) IDEX JCC Flexible Income (1)
                      (ll) IDEX Transamerica Conservative High Yield Bond (1)
                      (mm) IDEX Federated Tax Exempt (6)
                      (nn) Form of Plan for IDEX Goldman Sachs Growth (6)
                      (oo) Form of Plan for IDEX T. Rowe Price Tax-Efficient (6)
                      (pp) Form of Plan for IDEX Salomon All Cap (6)
                      (qq) Form of Plan for IDEX Pilgrim Baxter Mid Cap Growth (6)
                      (rr) Form of Plan for IDEX T. Rowe Price Small Cap (6)
                      (ss) Form of Plan for IDEX Pilgrim Baxter Technology, IDEX GE U.S. Equity, IDEX Transamerica Small Company
                           and IDEX Transamerica Equity (10)
                      (tt) Form of Plan for IDEX Great Companies - America(sm) and IDEX Great Companies - Technology(sm) (12)
                      (uu) Form of Plan for IDEX Great Companies - Global2  and IDEX Gabelli
                           Global Growth (14)
                      (vv) Form of Plan for IDEX JCC Growth & Income and IDEX Munder Net50 (15)
                      (ww) Form of Plan for IDEX American Century International, IDEX American Century Income & Growth and IDEX
                           Isabelle Small Cap Value (17)
                      (xx) Amendment to Plan of Distribution under Rule 12b-1 - Class B Shares (19)
                      (yy) Form of Plan for IDEX  Transamerica  Convertible  Securities,  IDEX  Transamerica  Money Market,  IDEX
                           PIMCO Total Return, IDEX T. Rowe Price Health Sciences,  IDEX Conservative  Asset Allocation, IDEX
                           Moderate Asset Allocation, IDEX Moderately  Aggressive Asset Allocation and IDEX Aggressive Asset
                           Allocation (20)

                  (3) Plan of Distribution under Rule 12b-1 - Class C Shares (9)
                      (aa)  IDEX Alger Aggressive Growth (9)
                      (cc)  IDEX JCC Capital Appreciation (9)
                      (dd)  IDEX JCC Global (9)
                      (ee)  IDEX JCC Growth (9)
                      (gg)  IDEX Salomon Investors Value
                      (hh)  IDEX LKCM Strategic Total Return (9)
                      (ii)  IDEX Transamerica Value Balanced (9)
                      (iii) (jj)     IDEX JCC Balanced (9)
                      (kk)  IDEX JCC Flexible Income (9)
                      (ll)  IDEX Transamerica Conservative High Yield Bond (9)
                      (mm)  IDEX Federated Tax Exempt (9)
                      (nn)  Form of Plan for IDEX Goldman Sachs Growth (9)
                      (oo)  Form of Plan for IDEX T. Rowe Price Tax-Efficient (9)
                      (pp)  Form of Plan for IDEX Salomon All Cap (9)
                      (qq)  Form of Plan for IDEX Pilgrim Baxter Mid Cap Growth (9)
                      (rr)  Form of Plan for IDEX T. Rowe Price Small Cap (9)
                      (ss)  Form of Plan for IDEX Pilgrim Baxter Technology, IDEX GE U.S. Equity, IDEX Transamerica Small Company
                            and IDEX Transamerica Equity (10)

                      (tt)  Form of Plan for IDEX Great Companies - America(sm) and IDEX Great Companies - Technology(sm) (12)
                      (uu)  Form of Plan for IDEX Great Companies - Global2 and IDEX Gabelli Global Growth (14)
                      (vv)  Form of Plan for IDEX JCC Growth & Income (15)
                      (ww)  Form of Plan for IDEX American Century International, IDEX American Century Income & Growth and IDEX
                            Isabelle Small Cap Value (17)
                      (xx)  Amendment to Plan of Distribution under Rule 12b-1 - Class C Shares (19)
                      (yy)  Form of Plan for IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX PIMCO
                            Total Return, IDEX T. Rowe Price Health Sciences, IDEX Conservative Asset Allocation, IDEX
                            Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX Aggressive Asset
                            Allocation (20)


                  (4) Plan of Distribution under Rule 12b-1 - Class M Shares
                      (aa)  IDEX Alger Aggressive Growth (1)
                      (bb)  IDEX GE International Equity (1)
                      (cc)  IDEX JCC Capital Appreciation (1)
                      (dd)  IDEX JCC Global (1)
                      (ee)  IDEX JCC Growth (1)
                      (ff)  IDEX Salomon Value Investors (1)
                      (ggh) IDEX LKCM Strategic Total Return (1)
                      (hh)  IDEX Transamerica Value Balanced (5)
                      (ii)  IDEX JCC Balanced (1)
                      (jj)  IDEX JCC Flexible Income (1)
                      (kk)  IDEX Transamerica Conservative High Yield Bond (1)
                      (ll)  IDEX Federated Tax Exempt (1)
                      (mm)  Form of Plan for IDEX Goldman Sachs Growth (6)
                      (nn)  Form of Plan for IDEX T. Rowe Price Tax-Efficient (6)
                      (oo)  Form of Plan for IDEX Salomon All Cap (6)
                      (pp)  Form of Plan for IDEX Pilgrim Baxter Mid Cap Growth (6)
                      (qq)  Form of Plan for IDEX T. Rowe Price Small Cap (6)
                      (rr)  Form of Plan for IDEX Pilgrim Baxter Technology, IDEX GE U.S. Equity, IDEX Transamerica Small
                            Company and IDEX Transamerica Equity (10)
                      (ss)  Form of Plan for IDEX Great Companies - America(sm) and IDEX Great Companies - Technology(sm) (12)
                      (tt)  Form of Plan for IDEX Great Companies - Global2 and IDEX Gabelli Global Growth (14)
                      (uu)  Form of Plan for IDEX JCC Growth & Income (15)
                      (vv)  Form of Plan for IDEX American Century International,IDEX American Century Income & Growth and
                            IDEX Isabelle Small Cap Value (19)
                      (ww)  Amendment to Plan of Distribution under Rule 12b-1 - Class M Shares (19)
                      (xx)  Form of Plan for IDEX  Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX
                            PIMCO Total Return, IDEX T. Rowe Price Health Sciences, IDEX Conservative Asset Allocation,
                            IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX Aggressive Asset
                            Allocation (20)


         (n)      Not applicable

         (o)      Reserved

         (p)      Code of Ethics
                  (1) IDEX Mutual Funds(12)
                  SUB-ADVISERS

                  (2)  AEGON USA Investment Management, Inc. (12)
                  (3)  Fred Alger Management, Inc. (12)
                  (4)  C.A.S.E. Management, Inc. (12)
                  (5)  Dean Investment Associates (12)
                  (6)  Federated Investment Management Company (12)
                  (7)  GE Asset Management Incorporated (12)
                  (8)  Goldman Sachs Asset Management Inc. (12)
                  (9)  Janus Capital Corporation (12)
                  (10) Luther King Capital Management Corporation (12)
                  (11) NWQ Investment Management Company, Inc. (12)
                  (12) Pilgrim Baxter & Associates, Ltd. (12)
                  (13) Salomon Brothers Asset Management Inc (12)
                  (14) Transamerica Investment Management, LLC (12)
                  (15) T. Rowe Price Associates, Inc. (12)
                  (16) Great Companies, L.L.C. (14)
                  (17) Munder Capital Management (16)
                  (18) American Century Investment Management, Inc. (18)
                  (19) Ironwood Capital Management, LLC  (19)


                  (20) Pacific Investment Management Company LLC (21)


-------
(1)  Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 33-2659).
(2)  Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 33-2659)
(3)  Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 17, 1995 (File No. 33-2659).
(4)  Filed previously with Post-Effective Amendment No. 18 to Registration Statement filed on June 30, 1995 (File No. 33-2659).
(5)  Filed previously with Post-Effective Amendment No. 26 to Registration Statement filed on July 16, 1997 (File No. 33-2659).
(6)  Filed previously with Post-Effective Amendment No. 29 to Registration Statement filed on December 15, 1998 (File No. 33-2659).
(7)  Filed previously by the registrant with the registration statement filed on Form N-14 on June 3, 1996 (File No. 33-05113).
(8)  Filed previously with Post-Effective Amendment No. 30 to Registration Statement filed on March 1, 1999 (File No. 33-2659).
(9)  Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 33-2659).
(10) Filed previously with Post-Effective Amendment No. 33 to Registration Statement filed on December 17, 1999 (File No. 33-2659).
(11) Filed previously with Post-Effective Amendment No. 34 to Registration Statement filed on February 28, 2000 (File No. 33-2659).
(12) Filed previously with Post-Effective Amendment No. 35 to Registration Statement filed on March 31, 2000 (File No. 33-2659).
(13) Filed previously with Post-Effective Amendment No. 36 to Registration Statement filed on June 14, 2000 (File No. 33-2659).
(14) Filed previously with Post-Effective Amendment No. 37 to Registration Statement filed on June 16, 2000 (File No. 33-2659).
(15) Filed previously with Post-Effective Amendment No. 39 to Registration Statement filed on September 15, 2000 (File No. 33-2659).
(16) Filed previously with Post-Effective Amendment No. 40 to Registration Statement on December 1, 2000 (File No. 33-2659).
(17) Filed previously with Post-Effective Amendment No. 41 to Registration Statement on December 15, 20000 (File No. 33-2659).

(18) Filed previously with American Century Tax Free & Municipal Funds Post-Effective Amendment No. 30 to the Registration
 Statement filed on December 29, 2000, and incorporated herein by reference (File No. 2-82734).
(19) Filed previously with Post-Effective Amendment No. 42 to Registration Statement on March 1, 2001 (File No. 33-2659).
(20) Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 14, 2001 (File No. 33-2659).
(21) Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 1, 2002 (File No. 33-2659).
(22) Filed Previously with Post-Effective Amendment No. 47, as amended, to Registration Statement on March 29, 2002
(File No. 33-2659).
(23) To be filed by amendment.



ITEM 24  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     To the knowledge of the Registrant, IDEX Alger Aggressive Growth, IDEX
JCC Capital Appreciation, IDEX JCC Global, IDEX JCC Growth, IDEX Jennison Equity Opportunity, IDEX Salomon Investors Value, IDEX LKCM Strategic Total Return, IDEX Transamerica Value Balanced, IDEX JCC Balanced, IDEX JCC Flexible Income, IDEX Transamerica Conservative High Yield Bond and IDEX Federated Tax Exempt, IDEX Goldman Sachs Growth, IDEX T. Rowe Price Tax-Efficient, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth, IDEX T. Rowe Price Small Cap, IDEX Pilgrim Baxter Technology, IDEX GE U.S. Equity, IDEX Transamerica Small Company, IDEX Transamerica Equity, IDEX Great Companies - America(sm), IDEX Great Companies - Technology(sm), IDEX Great Companies - Global(2), IDEX JCC Growth & Income, IDEX American Century International, IDEX American Century Income & Growth, IDEX Isabelle Small Cap Value, IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX T. Rowe Price Health Sciences, IDEX PIMCO Total Return, IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation, IDEX Protected Principal Stock, IDEX Transamerica Large Cap Value and IDEX Aggressive Asset Allocation are not controlled by or under common control with any other person. The Registrant has no subsidiaries.


     ITEM 25      INDEMNIFICATION

         Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

         (a). IDEX JCC Capital Appreciation, IDEX JCC Global, IDEX JCC Growth, IDEX JCC Balanced, IDEX JCC Flexible Income, IDEX Alger Aggressive Growth, IDEX Jennison Equity Opportunity, IDEX Salomon Investors Value, IDEX LKCM Strategic Total Return, IDEX Transamerica Value Balanced, IDEX Transamerica Conservative High Yield Bond, IDEX Federated Tax Exempt, IDEX Goldman Sachs Growth, IDEX T. Rowe Price Tax-Efficient, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth, IDEX T. Rowe Price Small Cap, IDEX Pilgrim Baxter Technology, IDEX Transamerica Small Company, IDEX Transamerica Equity, IDEX Great Companies - America(sm), IDEX Great Companies - Technology(sm), IDEX JCC Growth & Income, IDEX American Century International, IDEX American Century Income & Growth, IDEX Isabelle Small Cap Value, IDEX Transamerica Convertible Securities, IDEX

                  Transamerica Money Market, IDEX T. Rowe Price Health Sciences, IDEX PIMCO Total Return, IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation, IDEX Transamerica Large Cap Value, IDEX Protected Principal Stock and IDEX Aggressive Asset Allocation.

         The only business of AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is to serve as the investment adviser to each fund of IDEX Mutual Funds and each portfolio of AEGON/Transamerica Series Fund, Inc.

                                      * * *

        Janus Capital Corporation also serves as sub-adviser to certain of the mutual funds within the AEGON/Transamerica Series Fund, Inc. (formerly WRL Series Fund, Inc.) and as investment adviser or sub-adviser to other mutual funds, and for private and retirement accounts. Thomas H. Bailey, Trustee, Chairman and President of Janus Investment Fund and Janus Aspen Series; Chairman, CEO, Director and President of the sub-adviser; Director of Janus Distributors, Inc.; and Chairman and Director of Idex Management, Inc., has no business, profession, vocation or employment of a substantial nature other than his positions with Idex Management, Inc. and Janus Capital Corporation. James P. Craig, Executive Vice President and Trustee of Janus Investment Fund and Janus Aspen Series; and Director, Vice Chairman, and Chief Investment Officer of Janus Capital Corporation, has no substantial business, profession, vocation or employment other than his positions with Janus Capital Corporation. Michael N. Stolper, a Director of Janus Capital Corporation, is President of Stolper & Company, 525 "B" Street, Suite 1080, San Diego, CA 92101, an investment performance consultant. Michael E. Herman, a Director of Janus Capital Corporation, is Chairman of the Finance Committee of Ewing Marion Kauffman Foundation, 4900 Oak, Kansas City, MO 64112. Thomas A. McDonnell, a Director of Janus Capital Corporation, is President, Director and CEO of DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, MO 64105, a provider of data processing and recordkeeping services for various mutual funds. Landon H. Rowland is a Director of Janus Capital, and President and Chief Executive Officer of Kansas City Southern Industries, Inc. Steven R. Goodbarn is Vice President and Chief Financial Officer of Janus Investment Fund and Janus Aspen Series; Vice President of Finance, Treasurer and Chief Financial Officer of Janus Capital Corporation, Janus Service Corporation and Janus Distributors, Inc.; Director of Janus Distributors, Inc., Janus Service Corporation, and Idex Management, Inc.; and Vice President of Finance of Janus Capital International Ltd. Margie G. Hurd is Vice President and Chief Operations Officer of Janus Capital, and Director and President of Janus Service Corporation. Mark B. Whiston is Vice President and Chief Marketing Officer of Janus Capital, and Director and President of Janus Capital International, Ltd. Sandy R. Rufenacht is Executive Vice President of Janus Investment Fund and Aspen Series, and Assistant Vice President of Janus Capital. Helen Young Hayes, Scott W. Schoelzel, and Ronald V. Speaker are each a Vice President of Janus Capital Corporation, and an Executive Vice President of Janus Investment Fund and Janus Aspen Series.

                                      * * *

         Fred Alger Management, Inc. ("Alger Management"), the sub-adviser to IDEX Alger Aggressive Growth, is a wholly-owned subsidiary of Fred Alger & Company, Incorporated ("Alger, Inc.") which in turn is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company. Alger Management is generally engaged in rendering investment advisory services to mutual funds, institutions and, to a lesser extent, individuals.

         Fred M. Alger III, serves as Chairman of the Board, serves as and Gregory S. Duch serves as Treasurer of the following companies: Alger Associates, Inc.; Alger Management; Alger, Inc.; Alger Properties, Inc., Alger Shareholder Services, Inc.; Alger Life Insurance Agency, Inc.; and Castle Convertible Fund, Inc. Fred M. Alger also serves as Chairman of the Board of Analysts Resources, Inc. ("ARI") and Chairman of the Board and Trustee of The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. David D. Alger also serves as Executive Vice President and Director of ARI and as President and Trustee of The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. Gregory S. Duch also serves as Treasurer of ARI, The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. The principal business address of each of the companies listed above, other than Alger, Inc., is 30 Montgomery Street, Jersey City NJ 07302. The principal business address of Alger, Inc. is 30 Montgomery Street, Jersey City, NJ 07302.

                                      * * *

         Jennison Associates, LLC ("Jennison"), the sub-adviser to IDEX Jennison Equity Opportunity, is a wholly-owned subsidiary of the Prudential Insurance Company of America ("Prudential"). Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.

         The officers include Bradley L. Goldberg, Director and Executive Vice President; Joseph P. Ferrugio, Senior Vice President and Director; John H. Hobbs, Director, Chairmen, and Chief Executive Officer; Spiros Segalas, President, Director and Chief Investment Officer; Thomas F. Doyle (Waltham, MA), Executive Vice President and Director; Philip H.B. Moss, Executive Vice President and Director; Michael A. Del Balso, Executive Vice President, Director and Director of Research; Jonathan R. Longley (Waltham, MA), Director and Executive Vice President; Blair A. Boyer, Director and Executive Vice President; David Chan, Director and Senior Vice President; Kathleen A. McCarragher, Executive Vice President and Director; Peter H. Reinemann, Director and Senior Vice President; Jeffrey P. Siegel, Executive Vice President and Director; Cecelia M. Brancato, Senior Vice President and Director; Eric S. Philo, Senior Vice President, Director and Securities Analyst; Paul Lowenstein (Prudential Investments, Gateway Center 2, 4th Floor, 100 Mulberry Street, Newark, NJ 07102), Chief Administrative Officer, Prudential Investments; and Karen E. Kohler, Treasurer.

         The principal business address for all of the officers listed above, unless noted otherwise, is 466 Lexington Avenue, New York, NY 10017. Other business addresses are 1000 Winter Street, Waltham, MA 02111 and 15820 Glen Isle Way, Fort Myers, Florida 33912.

                                      * * *

         Luther King Capital Management Corporation, the sub-adviser to IDEX LKCM Strategic Total Return, is a registered investment adviser providing investment management services.

         Luther King Capital Management Corporation also provides investment management services to individual and institutional investors on a private basis. J. Luther King, Jr., President of the sub-adviser; Paul W. Greenwell; Robert M. Holt, Jr.; Scot C. Hollmann; David L. Dowler; Joan M. Maynard; Vincent
G. Melashenko; Brent W. Clum; James B. Orser; William M. Uhlemeyer; J. Bryan King; Gary G. Walsh; Steven R. Purvis; Michael J. Simon; Timothy E. Harris; James J. Kerrigan; Alan D. Marshall; and Barbara S. Garcia, officers of Luther King Capital Management Corporation, have no substantial business, profession, vocation or employment other than their positions with Luther King Capital Management Corporation.

                                      * * *

         Goldman Sachs Asset Management ("GSAM"), located at 32 Old Slip, New York, New York, NY 10005, serves as sub-adviser to the IDEX Goldman Sachs Growth. David B. Ford serves as Co-Head of GSAM and as Managing Director of Goldman Sachs, & Co.; John P. McNulty serves as Co-Head of GSAM and Managing Director of Goldman, Sachs & Co.

                                      * * *

         Salomon Brothers Asset Management Inc ("SaBAM"), 7 World Trade Center, New York, NY, 10048, serves as sub-adviser to IDEX Salomon All Cap and IDEX Salomon Investors Value. The officers are Virgil H. Cumming, Director, also serving as Managing Director and Chief Investment Officer of Salomon Smith Barney, Inc., New York, NY; Ross S. Margolies, Heath B. McLendon and Peter J. Wilby, Managing Directors; Wendy Murdock, Executive Vice President of Solomon Smith Barney, Inc., New York, NY; Jeffrey S. Scott, Chief Compliance Officer; Peter Carman, Global Chief Investment Officer of Salomon Smith Barney Citi Asset Management; and Michael F. Rosenbaum, Chief Legal Officer, also serving as Chief Legal Officer of Salomon Brothers Asset Management Limited, London, England, and Chief Legal officer of Salomon Brothers Asset Management Asia Pacific Limited, Hong Kong; Corporate Secretary of The Travelers Investment Management Company, New York, NY; and General Counsel to Asset Management, Travelers Group Inc., New York, NY and its predecessors.

                                      * * *

         4. Robert L. Strickland, Director of T. Rowe, retired as Chairman of Lowe's Companies, Inc., a retailer of specialty T. Rowe Price Associates, Inc., ("T. Rowe") 100 E. Pratt Street, Baltimore, MD 21202, serves as sub-adviser to IDEX T. Rowe Price Tax-Efficient, IDEX T. Rowe Price Small Cap and IDEX T. Rowe Price Health Sciences. James E. Halbkat, Jr., Director of T. Rowe, is President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is P.O. Box 23109, Hilton Head Island, SC 29925. Donald B. Hebb, Jr., Director of T. Rowe, is the Managing General Partner of ABS Capital Partners. Mr. Hebb's address is 0ne South Street, 25th Floor, Baltimore,

MD 21202. Richard L. Menschel, Director of T. Rowe, is a limited partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New NY 1000 home supplies, as of January 31, 1998, and continues to serve as a Director. He is a Director of Hannaford Bros., Co., a food retailer. Mr. Stickland's address is 2000 W. First Street, Suite 604, Winston-Salem, NC 27104. Philip C. Walsh, Director of T. Rowe, is a retired mining industry executive. Mr. Walsh's address is Pleasant Valley, Peapack, NJ 07977. Anne Marie Whittemore, Director of T. Rowe, is a partner of the law firm of McGuire, Woods, Battle & Boothe L.L.P. and a Director of Owens & Minor, Inc., Fort James Corporation, and Albemarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, VA 23219. The remaining Officers are Edward C. Bernard, Director and Managing Director of T. Rowe; Director and President of T. Rowe Price Insurance Agency, Inc. and T. Rowe Price Investment Services; Director of T. Rowe Price Services, Inc. and Vice President of TRP Distribution, Inc.; Henry H. Hopkins, Director and Managing Director of T. Rowe; Director of
T. Rowe Price Insurance Agency, Inc.; Vice President and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Vice President of Price-International, T. Rowe Price Real Estate Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and
T. Rowe Price Strategic Partners Associates, Inc.; James A.C. Kennedy III, Director and Managing Director of T. Rowe, President and Director of T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.; John H. Laporte, Jr., Director and Managing Director of T. Rowe; William T. Reynolds, Director and Managing Director of T. Rowe; Chairman of the Board of T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc.; James S. Riepe, Vice-Chairman of the Board, Director, and Managing Director of T. Rowe; Chairman of the Board and President of T. Rowe Price Trust Company; Chairman of the Board of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and
T. Rowe Price Services, Inc.; Director of Price-International, T. Rowe Price Insurance Agency, Inc., and TRPH Corporation; Director and President of TRP Distribution, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; and Director and Vice President of T. Rowe Price Stable Asset Management, Inc.; George A. Roche, Chairman of the Board, President and Managing Director of T. Rowe; Chairman of the Board of TRP Finance, Inc.; Director of Price-International, T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners, Inc.; and Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; Brian C. Rogers, Director and Managing Director of T. Rowe and Vice President of T. Rowe Price Trust Company; M. David Testa, Vice-Chairman of the Board, Director, Chief Investment Officer, and Managing Director of T. Rowe; Chairman of the Board of Price-International; President and Director of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company; and Director of TRPH Corporation; Martin G. Wade, Director and Managing Director of T. Rowe and Director, Managing Director and Non-Executive Chairman of Price International; Michael A. Goff, Managing Director of T. Rowe; Director and the President of T. Rowe Price Investment Technologies, Inc.; Charles E. Vieth, Managing Director of T. Rowe; Director and President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.; Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Trust Company, and TRP Distribution, Inc.; Christopher D. Alderson, Managing Director of T. Rowe and Vice President of Price International; Preston G. Athey, Managing Director of T. Rowe; Brian W.
H. Berghuis, Managing Director of T. Rowe; Stephen W. Boesel, Managing Director of T. Rowe and Vice President of T. Rowe Price Trust Company; John H. Cammack, Managing Director of T. Rowe; Vice President of T. Rowe Price Investment Services, Inc. and Vice President of T. Rowe Price Trust Company; Gregory A. McCrickard, Managing Director of T. Rowe; Vice President of T. Rowe Price Trust Company; John R. Ford, Managing Director of T. Rowe and Chief Investment Officer and Executive Vice President of Price International; Mary J. Miller, Managing Director of T. Rowe; Charles A. Morris, Managing Director of T. Rowe; Nancy M. Morris, Managing Director of T. Rowe; Vice President of Price International; Vice President of T. Rowe Price Investment Services, Inc; Vice President of T. Rowe Price Stable Asset Management, Inc. and Director and Vice President of T. Rowe Price Trust Co.; George A. Murnaghan, Managing Director of T. Rowe; Executive Vice President of Price-International; Vice President of T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; Maria Nalywayko, Managing Director of T. Rowe; Edmund M. Notzon III, Managing Director of T. Rowe; Vice President of T. Rowe Price Trust Company; Wayne D. O'Melia, Managing Director of T. Rowe; Director and President of T. Rowe Price Services, Inc.; Vice President of T. Rowe Price Trust Company; Larry J. Puglia, Managing Director of T. Rowe; Vice President of T. Rowe Price (Canada), Inc.; John R. Rockwell, Managing Director of T. Rowe; Director and Senior Vice President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc. and T. Rowe Price Trust Company; Vice President of T. Rowe Price Investment Services, Inc.; R. Todd Ruppert, Managing Director of T. Rowe; President and Director of TRPH Corporation; Vice President of T. Rowe Price Retirement Plan

Services, Inc., and T. Rowe Price Trust Company; Robert W. Smith, Managing Director of T. Rowe; Vice President of Price-International; William J. Stromberg, Managing Director of T. Rowe; Mark J. Vaselkiv, Managing Director of
T. Rowe; Vice President of T. Rowe Price Recovery Fund Associates, Inc. and Vice President of T. Rowe Price Recovery Fund II Associates, L.L.C.; and David J. L. Warren, Managing Director of T. Rowe and Chief Executive Officer and President of Price International; Richard T. Whitney, Managing Director of T. Rowe; Vice President of Price-International and T. Rowe Price Trust Company.

                                      * * *

         Pilgrim Baxter & Associates, Ltd., ("Pilgrim")1400 Liberty Ridge Drive, Wayne PA 19087, serves as sub-adviser to IDEX Pilgrim Baxter Mid Cap Growth and IDEX Pilgrim Baxter Technology. Harold J. Baxter, Chairman, Chief Executive Officer and Director, also serves as Trustee to PBHG Fund Distributors; Director, Chairman and Chief Executive Officer of Pilgrim Baxter Value Investors, Inc.; Director and Chairman of PBHG Insurance Series Fund, Inc.; Trustee of PBHG Fund Services; and Chairman and Director of The PBGH Funds, Inc. The remaining officers are Gary L. Pilgrim, Chief Investment Officer, President and Director; Director and President of Pilgrim Baxter Value Investors, Inc.; Trustee of PBHG Fund Services; and President of PBHG Insurance Series Fund Inc. and The PBHG Funds, Inc.; Eric C. Schnieder, Chief Financial Officer and Treasurer of Pilgrim and Pilgrim Baxter Value Investors, Inc.; Chief Financial Officer of PBHG Fund Services; and Trustee and Chief Financial Officer of PBHG Fund Distributors; Amy S. Yuter, Chief Compliance Officer of Pilgrim, PBHG Fund Distributors, and Pilgrim Baxter Value Investors, Inc.; and Director of NSCP, an industry association; and John M. Zerr, General Counsel and Secretary of Pilgrim, Pilgrim Baxter Value Investors, Inc., PBHG Fund Distributors, and PBHG Fund Services; and Vice President and Secretary of PBHG Advisor Funds, Inc., The PBHG Funds, Inc. and PBHG Insurance.

         Each person and entity may be reached c/o Pilgrim Baxter & Associates, Ltd., at the above address.

                                      * * *


         Transamerica Investment Management, LLC., 1150 South Olive Street, Suite 2700, Los Angeles, California 90015 serves as sub-adviser to IDEX Transamerica Small Company, IDEX Transamerica Equity,IDEX Transamerica Large Cap Value, IDEX Transamerica Convertible Securities, IDEX Transamerica Value Balanced, IDEX Transamerica Protected Principal and IDEX Transamerica Money Market. The officers are Thomas J. Cusack, Director; and Senior Vice President to Transamerica Corporation, San Francisco, CA; Richard H. Finn, Director; and Executive Vice President of Transamerica Corporation, San Francisco, CA; Edgar
H. Grubb, Director; and Senior Vice President of Transamerica Corporation, San Francisco, CA; Frank C. Herringer, Director; and Chairman of the Board, President and CEO of Transamerica Corporation, San Francisco, CA; Susan R. Hughes, Vice President, CFO and Secretary; Richard N. Latzer, President and CEO; Gary U. Rolle, Executive Vice President; and Susan A. Silbert, Senior Vice President.


                                      * * *

         Great Companies, L.L.C., 8550 Ulmerton Road, Largo, Florida 33771, serves as sub-adviser to IDEX Great Companies - Americasm, IDEX Great Companies
- Technologysm, and IDEX Great Companies - Global2. John R. Kenney, Director, Chairman and Co-CEO, also serves as Director, Chairman and President of WRL Investment Management, Inc., WRL Investment Services, Inc., and WRL Series Fund, Inc.; Chairman, Trustee and Chief Executive Officer of IDEX Mutual Funds; Director of Idex Management, Inc.; Chairman and Chief Executive Officer of Western Reserve Life Assurance Co.(all of St. Petersburg, FL); Senior Vice President of AEGON USA, Inc. (Cedar Rapids, IA); Chairman of Idex Investor Services, Inc. (St. Petersburg, FL); James Hare Huguet, Director, President and Co-CEO, also serves as Director and President of Great Companies, Inc., 300 Everett Road, Easton, CT; Alan F. Warrick, Director, also serves as Managing Director of AEGON USA (Cedar Rapids, IA) and Western Reserve Life Assurance Co. of Ohio (St. Petersburg, FL); Thomas R. Moriarty, Director, also serves as President and Chief Executive Officer of Idex Investor Services, Inc.; Director, President and Chief Executive Officer of Idex Management, Inc.; Senior Vice President, Principal Financial Officer and Treasurer of IDEX Mutual Funds; Chairman, Director, President and CEO of InterSecurities, Inc.; Vice President of AFSG Securities, Inc.; and Vice President of Western Reserve Life Assurance Co. of Ohio (all of St. Petersburg, FL); Jerome C. Vahl, Director, also serves as Director and President of Western Reserve Life Assurance Co. of Ohio; Director of Idex Investor Services, Inc., Idex Management, Inc., WRL Investment Management, Inc. and WRL Investment Services, Inc. (all of St. Petersburg, FL); and Gerald William Bollman, Executive Vice President, also serves as Executive Vice President of Great Companies, Inc., 300 Everett Road, Easton, CT.

Federated Investment Management Company, Federated Investment Tower, Pittsburgh, PA 15222-3779, sub-adviser to IDEX Federated Tax Exempt, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc.

        The sub-adviser serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the sub-adviser and other subsidiaries of Federated Investors are approximately $170 billion. The Trustees of the sub-adviser, their position with the sub-adviser, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee (President, Chief Executive Officer and Trustee, Federated Investors, Inc.; President, Chief Executive Officer, Chief Operating Officer and Trustee, Federated Investment Management Company; President, Chief Executive Officer, Chief Operating Officer and Director, Federated Global Investment Management Corp.; President, Chief Executive Officer and Chief Operating Officer, Passport Research, Ltd.; Trustee, Federated Funds - Service GmbH [Germany], Federated International Holdings BV [The Netherlands], Federated International Management Limited [Ireland] and Federated Shareholder Services Company; Director, Federated Services Company); Thomas R. Donahue, Trustee (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investment Management Company, Federated Investors Trust Company, Federated Securities Corp., Federated Services Company, and Federated Shareholder Services Company; President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.); William D. Dawson III (Trustee and Executive Vice President, Federated Global Investment Management Corp; Executive Vice President, Federated Investment Management Company, Federated Investment Counseling; Trustee, Federated Investors Trust Company; Vice President, Federated Investors, Inc.); Henry A. Frantzen, Trustee (Trustee and Executive Vice President, Federated Global Investment Management Corp.; Executive Vice President, Federated Investment Management Company and Federated Investment Counseling; Vice President, Federated Federated Investors, Inc.); J. Thomas Madden, Trustee (Trustee and Executive Vice President, Federated Global Investment Management Corp.; Executive Vice President, Federated Investment Management Company and Federated Investment Counseling; Vice President, Federated Investors, Inc.); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, DE 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779.

         The remaining officers of the sub-adviser are J. Christopher Donahue, President; William D. Dawson III; Henry A. Frantzen and J. Thomas Madden, Executive Vice Presidents; Stephen F. Auth, Joseph M. Balestrino, David A. Briggs, Jonathan C. Conley, Deborah A. Cunningham, Michael P. Donnelly, Linda A. Duessel, Mark E. Durbiano, James E. Grefenstette, Jeffrey A. Kozemchak, Sandra
L. McInerney, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Bernard J. Picchi, Peter Vutz, Senior Vice Presidents; Todd A. Abraham, J. Scott Albrecht, Arthur J. Barry, Randall S. Bauer, G. Andrew Bonnewell, Michael W. Casey, Robert
E. Cauley, Alexandre de Bethmann, B. Anthony Delserone, Jr., Donald T. Ellenberger, Eamonn G. Folan, Kathleen M. Foody-Malus, Thomas M. Franks, Marc Halperin, John W. Harris, Patricia L. Heagy, Susan R. Hill, William R. Jamison, Constantine J. Kartsonas, Robert M. Kowit, Richard J. Lazarchic, Steve Lehman, Marian R. Marinack, Christopher Matyszewski, William May, Joseph M. Natoli, Jeffrey A. Petro, John P. Quatarolo, Keith Sabol, Ihab L. Salib, Frank Semack, Aash M. Shah, Michael W. Sirianni, Jr., Christopher Smith, Edward J. Tiedge, Timothy G. Trebilcock, Leonardo A. Vila, Paige M. Wilhelm, Richard M. Winkowski, Jr., Lori Wolf, George Wright, Vice Presidents; Catherine A. Arendas, Angela A. Auchey, Nancy J. Belz, Regina C. Clancy, James R. Crea, Jr., Karol M. Crummie, Fred B. Crutchfield, James H. Davis II, Joseph DelVecchio, Paul S. Drotch, Salvatore A. Esposito, John T. Gentry, David P. Gilmore, Nikola A. Ivanov, Carol
B. Kayworth, Nathan H. Kehm, John C. Kerber, J. Andrew Kirschler, Ted T. Lietz, Sr., Monica Lugani, Grant K. McKay, Natalie F. Metz, Thomas Mitchell, Bob Nolte, Mary Kay Pavuk, Rai Ann Rice, Roberto Sanchez-Dahl, Sr., Sarah Sathkumara, James
W. Schaub, John Sidawi, Diane R. Startari, Diane Tolby, Michael R. Tucker, Steven J. Wagner, Assistant Vice Presidents; G. Andrew Bonnewell, Secretary, and Thomas R. Donahue, Treasurer. The business address of each of the officers of the sub-adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

                                     * * *

Gabelli Funds, L.L.C., One Corporate Center, Rye, New York, serves as sub-adviser to the IDEX Gabelli Global Growth fund. Mario J. Gabelli, Chairman and Director/Trustee, also serves as Chairman, CEO, CIO and Director of Gabelli Asset Management Inc. and Gabelli Group Capital Partners, Inc.; CEO and CIO of GAMCO Investors, Inc.; Chairman and Director of Lynch Corp.; and Chairman and CEO of Lynch Interactive Corp., 401 Theodore Fremd, Rye, New York 10580; CIO of Gabelli Securities, Inc.; Director of Spinnaker Industries, Inc., 600 North Pearl Street, Dallas, TX 75201; Director and CIO of Gabelli International II Ltd., West Bay Road, Grand Cayman, BWI; President of MJG Associates, Inc.; Chairman, Director and CIO of Gabelli International Limited; and President and CIO of Gabelli Associates Limited, P.O. Box 20063, Cayside Galleries, Harbour Drive, Grand Cayman, BWI; and CIO of Gabelli Multimedia Partners, L.P. Caesar M. P. Bryan, Managing Director and Portfolio Manager, also serves as Portfolio Manager of other funds; President and Portfolio Manager of Gabelli Gold Fund, Inc.; and Senior Vice President of GAMCO Investors, Inc. Marc J. Gabelli, Managing Director and Portfolio Manager, also serves as Vice President and Portfolio Manger of GAMCO Investors, Inc.; Vice President Research of Gabelli & Company, Inc.; Director of Gabelli Group Capital Partners, Inc.; President of Gemini Capital Management Ltd., Hamilton, Bermuda; Portfolio Manager of the Gabelli Global Growth Fund; and CIO of Gabelli Global Partners, L.P. and Gabelli Global Partners, Ltd., Cayman Islands. Barbara G. Marcin, Senior Vice President and Portfolio Manager, also serves as Senior Vice President and Portfolio Manager of GAMCO Investors, Inc., and as Portfolio Manager of Gabelli Blue Chip Value Fund. A. Hartswell Woodson III, Managing Director and Portfolio Manager, also serves as Vice President and Portfolio Manager of the Gabelli Global Convertible Securities Fund. James E. McKee, Secretary, also serves as Vice President, General Counsel and Secretary of Gabelli Asset Management, Inc., GAMCO Investors, Inc., and Gabelli Group Capital Partners, Inc.; and as Secretary of Gabelli Company, Inc., Gabelli Securities, Inc. and Gabelli Advisers, Inc. Henry G. Van der Eb, Jr., Senior Vice President and Portfolio Manager, also serves as Senior Vice President and Portfolio Manager of GAMCO Investors, Inc. and President, CEO and Portfolio Manager of the Gabelli Mathers Fund. Robert J. Reynolds, Vice President and Portfolio Manager, also serves as Vice President and Portfolio Manager of GAMCO Investors, Inc. Anne E. Morrissy, Vice President and Portfolio Manager, also serves as Vice President and Portfolio Manager of GAMCO Investors, Inc. and as Executive Vice President of the Gabelli Mathers Funds.

                                      * * *

American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111, serves as sub-adviser to IDEX American Century International and IDEX American Century Income & Growth. James Evans Stowers, Jr. is Director, CEO and Stockholder; James Evans Stowers III is Director, CEO and Portfolio Manager; William McClellan Lyons is Executive Vice President and COO; Robert T. Jackson is CFO; David C. Tucker is CLO and Senior Vice President; Robert C. Puff is Executive Vice President and Portfolio Manager; Harold S. Bradley is Vice President; Paul Adam Ehrhardt is Senior Vice President; William E. Koehler is Vice President and Investment Liaison; John A. Lopez is Vice President; Mark L. Mallon is Senior Vice President & Portfolio Manager; and Randall W. Merk is Senior Vice President & Portfolio Manager.

                                      * * *

Ironwood Capital Management, L.L.C., 21 Custom House Street, Suite 240, Boston MA 02110, serves as sub-adviser to IDEX Isabelle Small Cap Value. Warren J. Isabelle is Manager & Chief Investment Officer; Richard L. Droster is Executive V.P./Director of Marketing; Donald Collins is Senior Portfolio Manager; and Gary
S. Saks is Vice President - Administration and Chief Operating Officer.

                                      * * *

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, Newport Beach CA 92660, serves as sub-adviser to IDEX PIMCO Total Return. Arnold, Tamara J. Executive Vice President, PIMCO and PIMCO Management, Inc; Asay, Michael R. Senior Vice President, PIMCO and PIMCO Management, Inc.; Baker, Brian P. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Singapore) Limited; Bass, Shannon Senior Vice President, PIMCO and PIMCO Management, Inc.; Beaumont, Stephen B. Vice President, PIMCO and PIMCO Management, Inc.; Benz, William R. II Managing Director, Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC; Bhansali, Vineer Executive Vice President, PIMCO and PIMCO Management, Inc.; Bishop, Gregory A. Senior Vice President, PIMCO and PIMCO Management, Inc.; Vice President, PIMCO Variable Insurance Trust; Borneleit, Adam Vice President, PIMCO and PIMCO Management, Inc.; Brown, Eric Vice President, PIMCO and PIMCO Management, Inc.; Assistant Treasurer, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc.; Brynjolfsson, John B. Executive Vice President, PIMCO and PIMCO Management, Inc. Burns, R. Wesley Managing Director, PIMCO. Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. President and Trustee of the Trust and PIMCO Variable Insurance Trust; President and Director of PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors

(Ireland) Limited; Callin, Sabrina C. Vice President, PIMCO and PIMCO Management, Inc. Clark, Marcia K. Vice President, PIMCO and PIMCO Management, Inc. Conseil, Cyrille Senior Vice President, PIMCO and PIMCO Management, Inc. Cummings, Doug Vice President, PIMCO and PIMCO Management, Inc. Cupps, Wendy W. Executive Vice President, PIMCO and PIMCO Management, Inc. Dada, Suhail Vice President, PIMCO and PIMCO Management, Inc. Dawson, Craig Vice President, PIMCO and PIMCO Management, Inc. Dialynas, Chris Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. Dorff, David J. Vice President, PIMCO and PIMCO Management, Inc. Dow, Michael G. Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Dunn, Anita Vice President, PIMCO and PIMCO Management, Inc. Durn, Sandra Senior Vice President, PIMCO and PIMCO Management, Inc. Easterday, Jeri Vice President, PIMCO and PIMCO Management, Inc. El-Erian, Mohamed A. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Estep, Bret W. Vice President, PIMCO and PIMCO Management, Inc. Ettl, Robert A. Executive Senior Vice President, PIMCO and PIMCO Management, Inc. Evans, Stephanie D. Vice President, PIMCO and PIMCO Management, Inc. Feingold, Andrea S. Executive Vice President, PIMCO and PIMCO Management, Inc. Fisher, Marcellus Vice President, PIMCO and PIMCO Management, Inc. Fitzgerald, Robert M. Chief Financial Officer and Treasurer, PIMCO, PIMCO Management, Inc., Cadence Capital Management, Inc., NFJ Investment Group, NFJ Management, Inc., Parametric Portfolio Associates, Parametric Management Inc., StocksPLUS Management Inc. and PIMCO Funds Distributors LLC; Chief Financial Officer and Assistant Treasurer, Cadence Capital Management; Director, Senior Vice President and Chief Financial Officer, Oppenheimer Group, Inc.; Chief Financial Officer and Senior Vice President, PIMCO Advisors; Chief Financial Officer, PIMCO Global Advisors LLC. Fournier, Joe Vice President, PIMCO and PIMCO Management, Inc. Foulke, Steve A. Senior Vice President, PIMCO and PIMCO Management, Inc. Frisch, Ursula T. Senior Vice President, PIMCO and PIMCO Management, Inc. Garbuzov, Yuri P. Vice President, PIMCO and PIMCO Management, Inc. Gleason, G. Steven Vice President, PIMCO and PIMCO Management, Inc. Goldman, Stephen S. Vice President, PIMCO and PIMCO Management, Inc. Graber, Greg Vice President, PIMCO and PIMCO Management, Inc. Gross, William H. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President of the Trust and PIMCO Variable Insurance Trust; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Hague, John L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. Hally, Gordon C. Executive Vice President, PIMCO and PIMCO Management, Inc. Hamalainen, Pasi M. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Hardaway, John P. Senior Vice President, PIMCO and PIMCO Management, Inc.; Treasurer, the Trust, PIMCO Variable Insurance Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Funds: Multi-Manager Series. Harris, Brent R. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Trustee and Chairman of the Trust and PIMCO Variable Insurance Trust; Director and Chairman, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board and Executive Committee, PIMCO Advisors; Member of PIMCO Partners LLC. Hart, Phillip Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Sydney) Limited. Harumi, Kazunori Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Hayes, Raymond C. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Hinman, David C. Executive Vice President, PIMCO and PIMCO Management, Inc. Hodge, Douglas M. Executive Vice President, PIMCO and PIMCO Management, Inc. Holden, Brent L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Holloway, Dwight F., Jr. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Hudoff, Mark Senior Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Munich) Limited. Hudson, James Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (London) Limited. Isberg, Margaret E. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President of the Trust. Ivascyn, Daniel J. Vice President, PIMCO and PIMCO Management, Inc. Jacobs, Lew W. Senior Vice President, PIMCO and PIMCO Management, Inc. Kelleher III, Thomas J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Keller, James M. Executive Vice President, PIMCO and PIMCO Management, Inc. Kendrick, Karen Vice President, PIMCO and PIMCO Management, Inc. Kennedy, Raymond G., Jr. Executive Vice President, PIMCO and PIMCO Management, Inc. Kido, Mashiro Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Kiesel, Mark R. Senior Vice President, PIMCO and PIMCO Management, Inc. Kirkbaumer, Steven P. Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Variable Insurance Trust. Koba, Toshio Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Lackey, W. M. Reese Vice President, PIMCO and PIMCO Management, Inc. Larsen, Henrik P. Vice President and Manager, Fund Administration, PIMCO. Vice President, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO

Variable Insurance Trust and PIMCO Funds: Multi-Manager Series. Lee, David Vice President, PIMCO and PIMCO Management, Inc. Lindgren, Peter Senior Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (London) Limited. Loftus, John S. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President of the Trust; Vice President and Assistant Secretary, StocksPLUS Management, Inc. Lown, David Senior Vice President, PIMCO and PIMCO Management, Inc. Ludwig, Jeff Senior Vice President, PIMCO and PIMCO Management, Inc. Makinoda, Naoto Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Mallegol, Andre J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Mariappa, Sudesh N. Executive Vice President, PIMCO and PIMCO Management, Inc. Martin, Scott W. Vice President, PIMCO and PIMCO Management, Inc. Martini, Michael E. Senior Vice President, PIMCO and PIMCO Management, Inc. Mather, Scott
A. Executive Vice President, PIMCO and PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc. McCray, Mark V. Executive Vice President, PIMCO and PIMCO Management, Inc. McCulley, Paul A. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. McDevitt, Joseph E. Executive Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief Executive Officer, PIMCO Global Advisors (Europe) Limited. Meiling, Dean S. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Member, PIMCO Partners LLC. Metsch, Mark E. Vice President, PIMCO and PIMCO Management, Inc. Mewbourne, Curtis Senior Vice President, PIMCO and PIMCO Management, Inc. Miller, John Vice President, PIMCO and PIMCO Management, Inc. Millimet, Scott Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Mitchell, Gail Vice President, PIMCO and PIMCO Management, Inc. Moll, Jonathan D. Senior Vice President, PIMCO and PIMCO Management, Inc. Monson, Kirsten S. Executive Vice President, PIMCO and PIMCO Management, Inc. Muzzy, James F. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Variable Insurance Trust; Member of PIMCO Partners LLC.; Vice President of the Trust. Nercessian, Terry Vice President, PIMCO and PIMCO Management, Inc. Norris, John Vice President, PIMCO and PIMCO Management, Inc. Nguyen, Vinh T. Controller, PIMCO; Vice President and Controller, PIMCO Advisors, Cadence Capital Management, Inc., NFJ Management, Inc., Parametric Management, Inc., StocksPLUS Management, Inc., PIMCO Funds Distributors LLC, PIMCO Management, Inc., PIMCO Global Advisors LLC. O'Connell, Gillian Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (London) Limited. O'Keefe, R. Ian Vice President, PIMCO and PIMCO Management, Inc. Okamura, Shigeki Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Ongaro, Douglas J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Otterbein, Thomas J. Executive Vice President, PIMCO and PIMCO Management, Inc. Palghat, Kumar N. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Australia) Limited. Paulson, Bradley W. Senior Vice President, PIMCO and PIMCO Management, Inc. Perez, Keith Vice President, PIMCO and PIMCO Management, Inc. Phansalker, Mohan V. Executive Vice President, Senior Legal Officer and Assistant Secretary, PIMCO and PIMCO Management, Inc.; Vice President and Assistant Secretary, StocksPLUS Management, Inc. Philipp, Elizabeth M. Senior Vice President, PIMCO and PIMCO Management, Inc. Pittman, David J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Podlich, William F. III Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Porterfield, Mark Vice President, PIMCO and PIMCO Management, Inc. Powers, William C. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of PIMCO Partners LLC. Rappaport, Marcy Vice President, PIMCO and PIMCO Management, Inc. Reimer, Ron Vice President, PIMCO and PIMCO Management, Inc. Reisz, Paul W. Vice President, PIMCO and PIMCO Management, Inc. Repoulis, Yiannis Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Rodgerson, Carol Vice President, PIMCO and PIMCO Management, Inc. Romano, Mark A. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Roney, Scott L. Senior Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief Executive Officer, PIMCO Global Advisors (Japan) Limited. Rosiak, Jason Vice President, PIMCO and PIMCO Management, Inc. Rowe, Cathy T. Vice President, PIMCO and PIMCO Management, Inc. Ruthen, Seth R. Senior Vice President, PIMCO and PIMCO Management, Inc. Sargent, Jeffrey M. Senior Vice President, PIMCO, PIMCO Management, Inc., and the Trust, PIMCO Funds:
Multi-Manager Series, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc. Schmider, Ernest L. Managing Director and Secretary, PIMCO; Director, Managing Director and Secretary, PIMCO Management, Inc.; Secretary, PIMCO Partners LLC; Director and Assistant Secretary, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Advisors. Scholey, Leland T. Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Schucking, Ivor Senior Vice President, PIMCO and PIMCO Management, Inc.

Schulist, Stephen O. Senior Vice President, PIMCO and PIMCO Management, Inc. Scibisz, Iwona E. Vice President, PIMCO and PIMCO Management, Inc. Seliga, Denise C. Senior Vice President, PIMCO and PIMCO Management, Inc. Sellers, Devin Vice President, PIMCO and PIMCO Management, Inc. Shaler, Tim Vice President, PIMCO and PIMCO Management, Inc. Sheehy, Erica Vice President, PIMCO and PIMCO Management, Inc. Simon, Scott Executive Vice President, PIMCO and PIMCO Management, Inc. Telish, Christine Vice President, PIMCO and PIMCO Management, Inc. Theodore, Kyle, J. Vice President, PIMCO and PIMCO Management, Inc. Thomas, Lee R. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member PIMCO Partners LLC. Thompson, William S. Jr. Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO; Director, Managing Director and Chief Executive Officer, PIMCO Management, Inc.; Director and President, StocksPLUS Management, Inc.; Senior Vice President of PIMCO Variable Insurance Trust; Vice President of the Trust and PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board and Executive Committee Member, PIMCO Advisors; Member, President and Chief Executive Officer of PIMCO Partners LLC. Thurston, Powell Vice President, PIMCO and PIMCO Management, Inc. Trosky, Benjamin L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Tyson, Richard E. Senior Vice President, PIMCO and PIMCO Management, Inc. Van de Zilver, Peter A. Vice President, PIMCO and PIMCO Management, Inc. Van Heel, Marc Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Vick, Dave Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Sydney) Limited. Weil, Richard M. Executive Vice President and Assistant Secretary, PIMCO, PIMCO Management, Inc., Cadence Capital Management, and PIMCO Funds Distributors LLC; General Counsel and Senior Vice President, PIMCO Advisors; Secretary, Cadence Capital Management, Inc. NFJ Management, Inc., Parametric Management, Inc., NFJ Investment Group, Parametric Portfolio Associates, and StocksPLUS Management, Inc.; Vice President, PIMCO Funds: Multi-Manager Series; Senior Vice President, General Counsel and Assistant Secretary, PIMCO Global Advisors LLC; Senior Vice President and Assistant Secretary, PIMCO Global Advisors (Japan) Limited. Willemsen, Mick Vice President, PIMCO and PIMCO Management, Inc.; Assistant Secretary, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc. Wilson, John Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Sydney) Limited. Wilson, Susan Senior Vice President, PIMCO and PIMCO Management, Inc. Wood, George H. Executive Vice President, PIMCO and PIMCO Management, Inc. Wyman, Charles Executive Vice President, PIMCO and PIMCO Management, Inc. Young, David Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Yu, Cheng-Yuan Vice President, PIMCO and PIMCO Management, Inc. Zhu, Changhong Senior Vice President, PIMCO and PIMCO Management, Inc.

                                     * * *

Gateway Investment Advisers, L.P., 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209, serves as sub-adviser to IDEX Protected Principal Stock. Walter G. Sall is Chairman and Chief Executive Officer; J. Patrick Rogers is President; Harry E. Merriken III, is Senior Vice President and Principal; Geoffrey Keenan is Chief Operating Officer and Executive Vice President; Paul Stewart is Senior Vice President and Chief Financial Officer; David M. Squeri is General Counsel and Secretary; Gary H. Goldschmidt is Controller; and Nelson C. Bickel is Chief Information Officer and Vice President.

                                      * * *

ITEM 27 PRINCIPAL UNDERWRITER

AFSG Securities Corporation

         (a) The Registrant has entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), whose address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of Fund shares.

         (b)      Directors and Officers of Principal Underwriter

         Name                 Positions and Offices with Underwriter          Positions and Offices with Registrant
         ----                 --------------------------------------          --------------------------------------
Larry N. Norman                     Director and President                                    N/A

Anne M. Spaes                       Director and Vice President                               N/A

Lisa Wachendorf                     Director, Chief Compliance Officer
                                    And Vice President                                        N/A

Linda Gilmer                        Treasurer and Controller                                  N/A

Frank A. Camp                       Secretary                                                 N/A

Thomas R. Moriarty                  Vice President                                            Executive Vice President, Treasurer
                                                                                              And Principal Financial Officer

Michael V. Williams                 Vice President                                            N/A

Robert W. Warner                    Assistant Compliance Officer                              N/A

Emily Monroe Bates                  Assistant Treasurer                                       N/A

Clifton W. Flenniken III            Assistant Treasurer                                       N/A

Thomas E. Pierpan                   Assistant Vice President                                  Vice President and Assistant
                                    Assistant Secretary                                       Secretary

Priscilla I. Hechler                Assistant Vice President and                              N/A
                                    Assistant Secretary

Darin Smith                         Assistant Vice President and                              N/A
                                    Assistant Secretary

ITEM 28 LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

         (a) Shareholder records are maintained by the Registrant's transfer agent, Idex Investor Services, Inc., P.O. Box 9015, Clearwater, FL 33758-9015.
         (b) All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, MO 64105.

ITEM 29 MANAGEMENT SERVICES

         The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled "Investment Advisory and Other Services" for a discussion of the management and advisory services furnished by ATFA, ISI, Alger Management, , Janus Capital, Jennison, NWQ, Luther King, GSAM, T. Rowe Price, SaBAM, Pilgrim, Transamerica, Great Companies, Federated, American Century, Ironwood and PIMCO pursuant to the Management and Investment Advisory Agreements, the Investment Counsel Agreements, the Administrative Services Agreements and the Underwriting Agreement.

ITEM 30 UNDERTAKINGS

                 Not applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDEX Mutual Funds, has duly caused this Post-Effective Amendment No. 48 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 15th day of April, 2002.



                                      IDEX Mutual Funds


                                      By: /s/ John R. Kenney
                                          -------------------------------------
                                              John R. Kenney
                                              Chairman and Trustee


        Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment No. 48 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



/s/ John R. Kenney                         Chairman & Trustee                   April 15, 2002
-----------------------------------
John R. Kenney


/s/ Larry Norman                           Trustee                              April 15, 2002
---------------------------------
Larry Norman (*)



/s/ Brian Scott                            President & Chief Executive          April 15, 2002
---------------------------------          Officer
Brian Scott (*)



/s/ Thomas R. Moriarty                     Executive Vice President,            April 15, 2002
---------------------------------          Treasurer and Principal
Thomas R. Moriarty                         Financial Officer



/s/ Christopher G. Roetzer                 Vice President, Assistant            April 15, 2002
---------------------------------          Treasurer and Principal
Christopher G. Roetzer                     Accounting Officer



/s/ Peter R. Brown                         Vice Chairman                        April 15, 2002
---------------------------------
Peter R. Brown (*)



/s/ Danial Calabria                        Trustee                              April 15, 2002
---------------------------------
Daniel Calabria (*)



/s/ Charles C. Harris                      Trustee                              April 15, 2002
---------------------------------
Charles C. Harris (*)



/s/ William W. Short, Jr.                  Trustee                              April 15, 2002
---------------------------------
William W. Short, Jr. (*)

/s/ Jack E. Zimmerman                      Trustee                              April 15, 2002
---------------------------------
Jack E. Zimmerman (*)



/s/ Janice Case                            Trustee                              April 15, 2002
---------------------------------
Janice Case (*)



/s/ Russell Kimball                        Trustee                              April 15, 2002
---------------------------------
Russell Kimball (*)



/s/ John K. Carter
---------------------------------
(*) Signed by John K. Carter
    Attorney in Fact

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              EXHIBITS FILED WITH


                       POST-EFFECTIVE AMENDMENT NO. 48 TO


                           REGISTRATION STATEMENT ON
                                   FORM N-1A

                               IDEX MUTUAL FUNDS
                            REGISTRATION NO. 33-2659

                                 EXHIBIT INDEX


EXHIBIT NUMBER             DESCRIPTION OF EXHIBIT
--------------             ----------------------
                           ALL EXHIBITS WILL BE FILED BY AMENDMENT